UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

This Form N-Q relates solely to the Registrant’s PGIM Global Dynamic Bond Fund (formerly PGIM Global Absolute Return Bond Fund) and PGIM Real Assets Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	1/31/2019

Item 1.   Schedule of Investments

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Long-Term Investments 83.6%
Asset-Backed Securities 6.7%
Cayman Islands 1.4%
MidOcean Credit CLO, Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650%	4.295%(c)	02/20/31		250	$ 245,910
Zais CLO Ltd., Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%	3.737(c)	04/15/29		250	247,524
					493,434
Ireland 0.8%
Arbour CLO Ltd., Series 2018-03A, Class B1R, 144A	1.920	03/15/29	EUR	250	285,708
Spain 1.9%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	03/16/23	EUR	593	677,931
United States 2.6%
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.670(c)	12/26/46		144	145,401
Series 2018-11R, 144A, 1 Month LIBOR + 1.400%^	3.902(c)	08/25/37		193	193,536

Legacy Mortgage Asset Trust, Series 2019-GS01, Class A1, 144A	4.000	01/25/59		100	100,000
Lendmark Funding Trust, Series 2017-01A, Class C, 144A	5.410	12/22/25		100	102,178
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	5.360(c)	02/25/23		100	100,089
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	5.160(c)	08/25/25		100	100,060

SLM Student Loan Trust, Series 2007-02, Class B, 3 Month LIBOR + 0.170%	2.941(c)	07/25/25		200	178,748
					920,012
Total Asset-Backed Securities (cost $2,404,730)					2,377,085

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Bank Loans 0.8%
United States
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	7.249%(c)	02/27/23		124	$ 124,687
MacDermid, Inc., Term Loan^	—(p)	06/07/23		100	99,000
StandardAero Aviation Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	6.250(c)	07/07/22		75	74,573
Total Bank Loans (cost $298,385)					298,260
Commercial Mortgage-Backed Security 0.7%
United States
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A (cost $227,021)	3.808(cc)	12/10/36		250	228,413
Corporate Bonds 41.6%
Canada 2.3%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A	7.500	12/01/24		180	174,600
Cenovus Energy, Inc., Sr. Unsec’d. Notes	4.250	04/15/27		200	191,497
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/25		100	92,750
MEG Energy Corp., Gtd. Notes, 144A	6.375	01/30/23		75	66,375
Nutrien Ltd., Sr. Unsec’d. Notes	3.375	03/15/25		150	143,820
Xplornet Communications, Inc., Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22		125	122,988
					792,030
China 1.3%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750	06/14/22	EUR	100	113,550

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
China (cont’d.)
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes	1.000%	04/28/22	EUR	200	$ 231,211
State Grid Europe Development 2014 PLC, Gtd. Notes, Series A	1.500	01/26/22	EUR	100	116,845
					461,606
France 0.3%
Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	—(rr)	EUR	100	117,597
Germany 0.3%
Nidda BondCo GmbH, Gtd. Notes, 144A	5.000	09/30/25	EUR	100	105,179
Hungary 0.2%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	6.250	10/21/20		50	52,103
Indonesia 0.7%
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes	5.500	11/22/21		250	260,625
Italy 2.3%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa, Sr. Unsec’d. Notes	1.375	07/20/22	EUR	100	109,174
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	122,836
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.125	07/14/22		200	187,940
Moby SpA, Sr. Sec’d. Notes, 144A	7.750	02/15/23	EUR	100	41,205
Nexi Capital SpA, Sec’d. Notes, 144A	4.125	11/01/23	EUR	100	116,074
Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	100	117,035
Wind Tre SpA, Sr. Sec’d. Notes, 144A	3.125	01/20/25	EUR	120	121,041
					815,305

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Kazakhstan 0.3%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.638%	06/20/22	CHF	100	$ 102,750
Luxembourg 0.3%
Swissport Financing Sarl, Sr. Sec’d. Notes	6.750	12/15/21	EUR	100	118,129
Mexico 1.6%
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	100	107,707
Gtd. Notes, EMTN	2.500	08/21/21	EUR	100	113,863
Gtd. Notes, EMTN	3.750	02/21/24	EUR	200	225,198
Gtd. Notes, EMTN	3.750	04/16/26	EUR	100	108,161
					554,929
Netherlands 2.4%
ING Bank NV, Sub. Notes, 144A	5.800	09/25/23		500	529,484
InterXion Holding NV, Gtd. Notes	4.750	06/15/25	EUR	150	179,776
Ziggo Bond Co. BV, Sr. Sec’d. Notes	7.125	05/15/24	EUR	125	150,228
					859,488
Peru 0.6%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.972(s)	06/02/25		228	199,578
Romania 0.6%
Globalworth Real Estate Investments Ltd., Sr. Unsec’d. Notes, EMTN	3.000	03/29/25	EUR	200	220,879
Russia 0.4%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN	5.338	09/25/20	GBP	100	136,829

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
South Africa 0.9%
Eskom Holdings SOC Ltd., Gov’t. Gtd. Notes, 144A, MTN	6.350%	08/10/28		200	$ 204,910
Sappi Papier Holding GmbH, Gtd. Notes	3.375	04/01/22	EUR	100	115,845
					320,755
Spain 1.0%
Adif-Alta Velocidad, Sr. Unsec’d. Notes, EMTN	1.875	01/28/25	EUR	300	363,546
Sweden 0.3%
Perstorp Holding AB, Sr. Sec’d. Notes	7.625	06/30/21	EUR	80	95,029
Switzerland 1.8%
Cloverie PLC for Zurich Insurance Co. Ltd., Sub. Notes, EMTN	7.500(ff)	07/24/39	EUR	100	118,336
Credit Suisse Group AG, Sr. Unsec’d. Notes, 144A	4.282	01/09/28		250	246,333
UBS Group Funding Switzerland AG, Gtd. Notes, 144A	4.125	09/24/25		250	252,977
					617,646
United Kingdom 2.3%
Barclays PLC, Sr. Unsec’d. Notes	3.650	03/16/25		250	238,809
CPUK Finance Ltd., Sec’d. Notes, 144A	4.250	02/28/47	GBP	100	128,112
Lloyds Banking Group PLC, Sub. Notes	4.582	12/10/25		200	195,438
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, EMTN	2.000(ff)	03/08/23	EUR	100	116,118
Stonegate Pub Co. Financing PLC, Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.250%	7.173(c)	03/15/22	GBP	100	131,173
					809,650

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States 21.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875%	12/15/24		100	$ 69,030
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	113,291
Amsted Industries, Inc., Gtd. Notes, 144A	5.000	03/15/22		175	173,250
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000	04/01/22		64	68,400
Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	100	129,111
Bank of America Corp., Jr. Sub. Notes, Series X	6.250(ff)	—(rr)		250	263,250
Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22		150	156,825
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		75	70,219
Calpine Corp.,
Sr. Unsec’d. Notes	5.500	02/01/24		50	47,313
Sr. Unsec’d. Notes	5.750	01/15/25		175	164,937

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875	05/01/27		125	125,350
Celgene Corp., Sr. Unsec’d. Notes	3.450	11/15/27		150	143,404
CenturyLink, Inc., Sr. Unsec’d. Notes, Series S	6.450	06/15/21		50	50,890
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A	8.125	06/30/24		18	14,265
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Series A	6.500	11/15/22		50	51,125
Gtd. Notes, Series B	7.625	03/15/20		125	124,844

Cleveland-Cliffs, Inc., Gtd. Notes	5.750	03/01/25		175	169,312
CNX Resources Corp., Gtd. Notes	5.875	04/15/22		125	124,375
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25		75	70,687
Crown European Holdings SA, Gtd. Notes, 144A	2.875	02/01/26	EUR	125	142,881
Discovery Communications LLC,
Gtd. Notes	2.500	09/20/24	GBP	100	128,267

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Discovery Communications LLC, (cont’d.)
Gtd. Notes	4.900%	03/11/26		150	$153,482

DISH DBS Corp., Gtd. Notes	7.750	07/01/26		200	172,000
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		100	98,720
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.100	07/15/24	EUR	100	114,257
GenOn Energy, Inc., Sr. Unsec’d. Notes^(d)(kk)	9.875	10/15/20		225	84,375
GenOn Energy, Inc./NRG Americas, Inc., Sec’d. Notes, 3 Month LIBOR + 6.500%(a)	9.392(c)	12/01/23		49	48,412
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	11/01/23		125	128,905
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24		100	100,000
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series L	5.700(ff)	—(rr)		250	250,375
Griffon Corp., Gtd. Notes	5.250	03/01/22		75	73,500
HCA, Inc., Gtd. Notes	5.875	02/15/26		100	105,500
Hexion, Inc., Sec’d. Notes, 144A	13.750	02/01/22		100	46,000
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26		100	90,000
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250	11/15/22		100	107,750
JPMorgan Chase & Co., Jr. Sub. Notes, Series R	6.000(ff)	—(rr)		250	256,250
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26		150	138,904
L Brands, Inc.,
Gtd. Notes(a)	5.250	02/01/28		105	92,137
Gtd. Notes(a)	5.625	10/15/23		50	49,660

Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25		155	168,175
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875	04/01/24	EUR	100	118,426
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	06/01/26		50	44,500

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

MGM Resorts International, Gtd. Notes	6.000%	03/15/23		100	$ 103,750
Morgan Stanley, Jr. Sub. Notes, Series J	5.550(ff)	—(rr)		250	251,250
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	100	116,431
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	8.125	07/15/23		50	50,610
Netflix, Inc., Sr. Unsec’d. Notes	3.625	05/15/27	EUR	100	114,027
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25		25	19,633
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625	07/15/24	EUR	100	123,138
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23		75	63,281
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40		75	80,250
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		150	146,175
Scientific Games International, Inc., Gtd. Notes	6.625	05/15/21		200	198,000
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	5.875	04/01/23		75	71,250
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		250	274,375
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		100	97,465
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24		125	122,500
Tempur Sealy International, Inc., Gtd. Notes	5.500	06/15/26		75	71,625
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750	02/01/20		125	129,212
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	1.400	01/23/26	EUR	100	114,507
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25		75	64,875
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		125	121,375

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes	4.875%	01/15/28	140	$ 132,825
Gtd. Notes	5.500	05/15/27	80	78,824

Vistra Energy Corp., Gtd. Notes	7.375	11/01/22	100	104,000
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.500	09/01/26	15	15,188
William Lyon Homes, Inc.,
Gtd. Notes	6.000	09/01/23	25	22,813
Gtd. Notes	7.000	08/15/22	125	125,625
				7,655,358
Total Corporate Bonds (cost $15,001,592)				14,659,011
Residential Mortgage-Backed Securities 4.1%
Cayman Islands 0.2%
LSTAR Securities Investment Ltd.,
Series 2017-05, Class A, 144A, 1 Month LIBOR + 2.000%	4.520(c)	05/01/22	30	29,930
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%	4.170(c)	11/01/22	46	46,201
				76,131
United States 3.9%
CIM Trust, Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.520(c)	01/25/57	73	74,779
Freddie Mac STACR Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%^	5.160(c)	01/25/49	150	150,000
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%	5.810(c)	10/25/27	1,000	1,095,557
LSTAR Securities Investment Ltd., Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%	4.270(c)	09/01/22	44	43,810
				1,364,146

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Total Residential Mortgage-Backed Securities (cost $1,310,249)					$ 1,440,277
Sovereign Bonds 29.4%
Argentina 3.0%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	5.000%	01/15/27	EUR	200	181,991
Sr. Unsec’d. Notes	5.250	01/15/28	EUR	300	268,969
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	482	494,674

Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375	01/20/23	EUR	100	97,007
					1,042,641
Brazil 3.3%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		500	507,375
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875	04/01/21	EUR	550	659,393
					1,166,768
Colombia 0.6%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	160	207,950
Croatia 0.9%
Croatia Government International Bond, Sr. Unsec’d. Notes	6.000	01/26/24		300	330,005
Cyprus 3.2%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.750	07/26/23	EUR	200	259,064
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	650	879,223
					1,138,287
Dominican Republic 0.7%
Dominican Republic International Bond, Sr. Unsec’d. Notes	7.500	05/06/21		230	238,280

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Egypt 0.6%
Egypt Government International Bond, Sr. Unsec’d. Notes, 144A	5.577%	02/21/23		200	$ 193,935
Greece 6.2%
Hellenic Republic Government Bond,
Bonds	0.000(cc)	10/15/42	EUR	15,000	52,880
Bonds	3.000(cc)	02/24/23	EUR	113	131,227
Bonds	3.000(cc)	02/24/24	EUR	90	103,772
Bonds	3.000(cc)	02/24/25	EUR	39	44,644
Bonds	3.000(cc)	02/24/27	EUR	175	198,173
Bonds	3.000(cc)	02/24/28	EUR	280	314,599
Bonds	3.000(cc)	02/24/29	EUR	220	246,153
Bonds	3.000(cc)	02/24/31	EUR	50	54,284
Bonds	3.000(cc)	02/24/32	EUR	335	359,053
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	370	419,992
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	139,191
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	100	129,466
					2,193,434
Indonesia 2.6%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	100	125,023
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	450	543,849
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	257,997
					926,869
Iraq 0.6%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		200	199,392
Italy 0.1%
Italy Buoni Poliennali del Tesoro, Bonds, 144A	2.800	03/01/67	EUR	50	48,989
Kazakhstan 0.7%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375	11/09/28	EUR	215	248,564

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Malaysia 0.7%
Malaysia Government Bond,
Sr. Unsec’d. Notes, Series 0314	4.048%	09/30/21	MYR	16	$ 3,948
Sr. Unsec’d. Notes, Series 0517	3.441	02/15/21	MYR	1,000	243,634
					247,582
Portugal 3.8%
Portugal Government International Bond, Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		200	211,984
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	645	896,360
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	155	223,391
					1,331,735
Saudi Arabia 0.6%
Saudi Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		200	194,676
Senegal 0.3%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	109,492
Spain 1.1%
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	111,341
Spain Government Bond, Sr. Unsec’d. Notes, 144A	1.450	10/31/27	EUR	235	277,614
					388,955
Turkey 0.4%
Turkey Government Bond, Bonds	8.000	03/12/25	TRY	230	33,298
Turkey Government International Bond, Sr. Unsec’d. Notes	5.200	02/16/26	EUR	100	117,408
					150,706
Total Sovereign Bonds (cost $10,283,429)					10,358,260

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Treasury Obligation 0.3%
U.S. Treasury Notes (cost $115,190)	1.875%	04/30/22	115	$ 112,987

Total Long-Term Investments (cost $29,640,596)				29,474,293

	Shares
Short-Term Investments 18.3%
Affiliated Mutual Funds 7.7%
PGIM Core Ultra Short Bond Fund(w)	2,438,654	2,438,654
PGIM Institutional Money Market Fund (cost $277,270; includes $276,646 of cash collateral for securities on loan)(b)(w)	277,262	277,317
Total Affiliated Mutual Funds (cost $2,715,924)		2,715,971
Options Purchased*~ 10.6%
(cost $6,536,594)		3,749,863

Total Short-Term Investments (cost $9,252,518)		6,465,834
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.9% (cost $38,893,114)		35,940,127
Options Written*~ (10.3)%
(premiums received $5,811,906)		(3,648,175)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 91.6% (cost $33,081,208)		32,291,952
Other assets in excess of liabilities(z) 8.4%		2,971,945

Net Assets 100.0%		$ 35,263,897

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $516,495 and 1.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $176,062; cash collateral of $276,646 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2019.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(kk)	Represents an escrow position to be exchanged for an equity security as part of a bond restructuring.
(p)	Interest rate not available as of January 31, 2019.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—		200	$ 873
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—		300	1,394
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—		184	1,538
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—		448	3,605
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—		889	7,881
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—		900	8,262
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—		179	1,764
Currency Option AUD vs JPY	Call	Deutsche Bank AG	11/25/20	92.00	—	AUD	3,800	18,534
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	10/27/23	85.00	—	AUD	2,500	47,609
Currency Option AUD vs USD	Call	Morgan Stanley & Co. International PLC	08/27/19	0.78	—	AUD	3,600	13,611
Currency Option EUR vs TRY	Call	Citibank, N.A.	04/26/19	6.00	—	EUR	1,500	91,013
Currency Option EUR vs TRY	Call	BNP Paribas	04/28/20	10.00	—	EUR	1,500	41,425
Currency Option EUR vs TRY	Call	Morgan Stanley & Co. International PLC	07/28/20	12.00	—	EUR	1,500	32,143
Currency Option EUR vs ZAR	Call	Goldman Sachs International	07/26/19	29.00	—	EUR	1,500	252

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	11/25/19	27.00	—	EUR	1,500	$ 2,799
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	24.00	—	EUR	3,000	13,698
Currency Option EUR vs ZAR	Call	Goldman Sachs International	08/27/20	28.00	—	EUR	1,500	13,987
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	21.00	—	EUR	1,500	67,268
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/14/19	8.50	—		1,800	—
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	04/26/19	5.00	—		2,000	213
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	06/11/19	5.25	—		3,600	1,221
Currency Option USD vs BRL	Call	Deutsche Bank AG	12/20/19	5.00	—		3,000	15,827
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/27/20	4.65	—		2,000	28,026
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	07/27/20	6.50	—		3,600	13,868
Currency Option USD vs CAD	Call	HSBC Bank USA, N.A.	07/30/19	1.30	—		2,000	43,832
Currency Option USD vs CAD	Call	Citibank, N.A.	07/30/19	1.40	—		4,000	12,167
Currency Option USD vs CHF	Call	Goldman Sachs International	10/28/20	1.00	—		1,750	24,146
Currency Option USD vs CNH	Call	Morgan Stanley & Co. International PLC	03/27/19	8.25	—		2,000	9
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	05/23/19	90.00	—		1,750	155
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	08/27/19	82.50	—		1,800	6,382
Currency Option USD vs JPY	Call	Deutsche Bank AG	10/27/23	115.00	—		1,750	17,481
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	04/26/19	1,250.00	—		1,500	570
Currency Option USD vs KRW	Call	Goldman Sachs International	04/26/19	1,400.00	—		3,000	95
Currency Option USD vs KRW	Call	Goldman Sachs International	05/29/19	1,500.00	—		1,500	94
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	07/29/19	1,150.00	—		1,500	15,458

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs KRW	Call	Goldman Sachs International	07/29/19	1,450.00	—	3,000	$ 897
Currency Option USD vs KRW	Call	Goldman Sachs International	12/20/19	1,200.00	—	3,000	29,635
Currency Option USD vs KRW	Call	BNP Paribas	12/20/19	1,350.00	—	6,000	16,707
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	03/27/19	24.00	—	4,000	307
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/16/19	31.00	—	5,250	39
Currency Option USD vs MXN	Call	Deutsche Bank AG	08/27/19	25.00	—	600	1,875
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	12/26/19	22.00	—	2,000	45,593
Currency Option USD vs MXN	Call	Citibank, N.A.	12/26/19	26.00	—	4,000	24,597
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/28/20	26.00	—	3,000	35,152
Currency Option USD vs RUB	Call	BNP Paribas	04/12/19	95.00	—	1,750	164
Currency Option USD vs RUB	Call	Citibank, N.A.	12/23/19	85.00	—	3,000	28,807
Currency Option USD vs RUB	Call	BNP Paribas	03/30/20	95.00	—	2,000	17,637
Currency Option USD vs TRY	Call	Deutsche Bank AG	03/28/19	12.00	—	1,750	9
Currency Option USD vs TRY	Call	Citibank, N.A.	08/28/19	5.40	—	1,500	125,294
Currency Option USD vs TRY	Call	Goldman Sachs International	12/23/19	6.00	—	3,000	208,247
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	04/29/20	7.00	—	2,000	103,070
Currency Option USD vs TRY	Call	Deutsche Bank AG	06/29/20	9.00	—	1,800	43,528
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	9.00	—	1,750	63,825
Currency Option USD vs ZAR	Call	Goldman Sachs International	04/26/19	25.00	—	1,700	14
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	06/26/19	20.00	—	1,500	966
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/26/19	25.00	—	1,750	343

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	14.00	—		3,000	$ 160,033
Currency Option USD vs ZAR	Call	BNP Paribas	12/24/19	17.00	—		6,000	87,056
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	17.00	—		1,700	64,807
Currency Option AUD vs JPY	Put	BNP Paribas	03/22/19	60.00	—	AUD	10,000	99
Currency Option AUD vs JPY	Put	Deutsche Bank AG	06/06/19	52.00	—	AUD	10,000	754
Currency Option AUD vs JPY	Put	BNP Paribas	06/26/19	80.00	—	AUD	9,500	264,257
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	06/26/19	70.00	—	AUD	19,000	63,309
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/29/20	82.00	—	AUD	10,000	587,147
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	73.00	—	AUD	20,000	384,103
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	68.00	—	AUD	10,000	231,387
Currency Option AUD vs USD	Put	Citibank, N.A.	01/29/20	0.69	—	AUD	4,000	51,437
Currency Option EUR vs TRY	Put	JPMorgan Chase Bank, N.A.	02/26/19	4.60	—	EUR	1,500	1
Currency Option EUR vs TRY	Put	Goldman Sachs International	04/28/20	6.00	—	EUR	1,500	14,680
Currency Option EUR vs TRY	Put	BNP Paribas	07/28/20	7.00	—	EUR	1,500	70,536
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	04/25/19	1.00	—	GBP	1,300	106
Currency Option GBP vs USD	Put	Citibank, N.A.	11/25/19	1.30	—	GBP	1,250	46,124
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	11/25/19	1.15	—	GBP	1,250	10,519
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.28	—	GBP	1,300	56,236
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	03/27/20	3.10	—		2,000	9,215
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50	—		1,800	50,427
Currency Option USD vs BRL	Put	Deutsche Bank AG	08/27/20	3.50	—		1,800	52,778

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.25	—	1,800	$ 22,241
Currency Option USD vs CNH	Put	Morgan Stanley & Co. International PLC	06/26/19	6.00	—	2,000	648
Currency Option USD vs INR	Put	BNP Paribas	08/27/19	69.50	—	1,800	13,584
Currency Option USD vs INR	Put	BNP Paribas	12/21/20	69.00	—	800	7,722
Currency Option USD vs JPY	Put	Citibank, N.A.	04/16/19	91.00	—	3,000	200
Currency Option USD vs KRW	Put	Deutsche Bank AG	07/29/19	1,050.00	—	1,500	6,301
Currency Option USD vs MXN	Put	BNP Paribas	08/27/19	17.00	—	600	1,164
Currency Option USD vs MXN	Put	Citibank, N.A.	04/28/20	17.00	—	3,000	15,226
Currency Option USD vs MXN	Put	Deutsche Bank AG	10/28/20	18.00	—	1,750	23,397
Currency Option USD vs RUB	Put	BNP Paribas	12/22/20	66.00	—	1,750	57,580
Currency Option USD vs TRY	Put	Goldman Sachs International	04/29/20	4.00	—	2,000	981
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	06/29/20	5.00	—	1,800	13,564
Currency Option USD vs ZAR	Put	BNP Paribas	07/27/20	12.00	—	1,750	25,136
Total OTC Traded (cost $6,532,246)							$3,686,661

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 11/09/20	Call	Goldman Sachs International	11/09/20	3.88%	3.88(S)	3 Month LIBOR(Q)	12,754	$ 50,879
CDX.NA.HY.31.V1, 12/20/2023	Call	Bank of America, N.A.	03/20/19	$107.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)	550	99
CDX.NA.HY.31.V1, 12/20/2023	Call	Deutsche Bank AG	03/20/19	$107.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)	450	81
CDX.NA.HY.31.V1, 12/20/2023	Call	Bank of America, N.A.	03/20/19	$106.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)	460	401

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.30.V1, 12/20/23	Call	JPMorgan Chase Bank, N.A.	03/20/19	262.50	5.00%(Q)	iTraxx.XO.30. V1(Q)	EUR	900	$ 30
2- Year Interest Rate Swap, 11/09/20	Put	Goldman Sachs International	11/09/20	3.88%	3 Month LIBOR(Q)	3.88(S)		12,754	11,712
Total OTC Swaptions (cost $4,348)									$ 63,202
Total Options Purchased (cost $6,536,594)									$3,749,863
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	11/25/20	92.00	—	AUD	3,800	$ (18,534)
Currency Option EUR vs TRY	Call	BNP Paribas	04/26/19	6.00	—	EUR	1,500	(91,013)
Currency Option EUR vs TRY	Call	Goldman Sachs International	04/28/20	10.00	—	EUR	1,500	(41,425)
Currency Option EUR vs TRY	Call	BNP Paribas	07/28/20	12.00	—	EUR	1,500	(32,143)
Currency Option EUR vs ZAR	Call	Citibank, N.A.	11/25/19	27.00	—	EUR	1,500	(2,799)
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	12/24/19	24.00	—	EUR	3,000	(13,698)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	08/27/20	28.00	—	EUR	1,500	(13,987)
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	25.00	—	EUR	3,000	(64,983)
Currency Option USD vs BRL	Call	HSBC Bank USA, N.A.	04/26/19	5.00	—		2,000	(213)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	12/20/19	5.00	—		3,000	(15,827)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	03/27/20	4.65	—		2,000	(28,026)
Currency Option USD vs BRL	Call	Deutsche Bank AG	07/27/20	6.50	—		3,600	(13,868)
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.50	—		1,800	(2,999)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	12/21/20	5.25	—		3,600	(58,924)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CAD	Call	HSBC Bank USA, N.A.	07/30/19	1.40	—	4,000	$ (12,167)
Currency Option USD vs CAD	Call	Citibank, N.A.	07/30/19	1.30	—	2,000	(43,832)
Currency Option USD vs INR	Call	BNP Paribas	08/27/19	82.50	—	1,800	(6,382)
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/28/20	90.00	—	1,750	(18,321)
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	04/26/19	1,400.00	—	3,000	(95)
Currency Option USD vs KRW	Call	Goldman Sachs International	04/26/19	1,250.00	—	1,500	(570)
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	05/29/19	1,500.00	—	1,500	(94)
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	07/29/19	1,450.00	—	3,000	(897)
Currency Option USD vs KRW	Call	Goldman Sachs International	07/29/19	1,150.00	—	1,500	(15,458)
Currency Option USD vs KRW	Call	Goldman Sachs International	12/20/19	1,350.00	—	6,000	(16,707)
Currency Option USD vs KRW	Call	BNP Paribas	12/20/19	1,200.00	—	3,000	(29,635)
Currency Option USD vs MXN	Call	JPMorgan Chase Bank, N.A.	03/27/19	24.00	—	4,000	(307)
Currency Option USD vs MXN	Call	BNP Paribas	08/27/19	25.00	—	600	(1,875)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	12/26/19	26.00	—	4,000	(24,597)
Currency Option USD vs MXN	Call	Citibank, N.A.	12/26/19	22.00	—	2,000	(45,593)
Currency Option USD vs MXN	Call	Citibank, N.A.	04/28/20	26.00	—	3,000	(35,152)
Currency Option USD vs MXN	Call	Deutsche Bank AG	10/28/20	31.00	—	5,250	(47,259)
Currency Option USD vs RUB	Call	Goldman Sachs International	12/23/19	85.00	—	3,000	(28,807)
Currency Option USD vs RUB	Call	Citibank, N.A.	03/30/20	95.00	—	2,000	(17,637)
Currency Option USD vs RUB	Call	BNP Paribas	12/22/20	95.00	—	1,750	(35,347)
Currency Option USD vs TRY	Call	BNP Paribas	08/28/19	5.40	—	1,500	(125,294)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TRY	Call	BNP Paribas	12/23/19	6.00	—		3,000	$ (208,247)
Currency Option USD vs TRY	Call	Goldman Sachs International	04/29/20	7.00	—		2,000	(103,070)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	06/29/20	9.00	—		1,800	(43,528)
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	12.00	—		3,500	(58,031)
Currency Option USD vs ZAR	Call	HSBC Bank USA, N.A.	06/26/19	20.00	—		1,500	(966)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	17.00	—		6,000	(87,056)
Currency Option USD vs ZAR	Call	BNP Paribas	12/24/19	14.00	—		3,000	(160,033)
Currency Option USD vs ZAR	Call	BNP Paribas	07/27/20	25.00	—		1,750	(10,591)
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	21.00	—		3,400	(53,549)
Currency Option AUD vs JPY	Put	BNP Paribas	06/26/19	70.00	—	AUD	19,000	(63,309)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	06/26/19	80.00	—	AUD	9,500	(264,257)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/29/20	73.00	—	AUD	20,000	(384,103)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	82.00	—	AUD	10,000	(587,147)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	60.00	—	AUD	20,000	(222,416)
Currency Option AUD vs USD	Put	Morgan Stanley & Co. International PLC	01/29/20	0.69	—	AUD	4,000	(51,437)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	04/28/20	6.00	—	EUR	1,500	(14,680)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	07/28/20	7.00	—	EUR	1,500	(70,536)
Currency Option GBP vs USD	Put	Citibank, N.A.	11/25/19	1.15	—	GBP	1,250	(10,519)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	11/25/19	1.30	—	GBP	1,250	(46,124)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.16	—	GBP	2,600	(47,817)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/27/20	3.10	—		2,000	(9,215)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.50	—	1,800	$ (52,778)
Currency Option USD vs INR	Put	BNP Paribas	07/29/19	69.00	—	800	(4,606)
Currency Option USD vs INR	Put	HSBC Bank USA, N.A.	08/27/19	69.50	—	1,800	(13,584)
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	91.00	—	3,000	(46,081)
Currency Option USD vs KRW	Put	Morgan Stanley & Co. International PLC	07/29/19	1,050.00	—	1,500	(6,301)
Currency Option USD vs RUB	Put	BNP Paribas	04/29/19	66.00	—	1,750	(34,848)
Currency Option USD vs TRY	Put	Deutsche Bank AG	04/29/20	4.00	—	2,000	(981)
Currency Option USD vs TRY	Put	Deutsche Bank AG	06/29/20	5.00	—	1,800	(13,564)
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	04/08/19	$ 66.00	—	110	(1,526)
Total OTC Traded (premiums received $5,789,471)							$(3,575,365)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 11/09/20	Call	Goldman Sachs International	11/09/20	3.23%	3 Month LIBOR(Q)	3.23(S)		3,400	$ (56,587)
2- Year Interest Rate Swap, 11/09/20	Put	Goldman Sachs International	11/09/20	3.23%	3.23%(S)	3 Month LIBOR(Q)		3,400	(6,343)
CDX.NA.HY.31.V1, 12/20/2023	Put	Deutsche Bank AG	07/17/19	$ 95.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		1,000	(4,808)
iTraxx.XO.30.V2, 12/20/23	Put	BNP Paribas	06/19/19	450.00	5.00%(Q)	iTraxx.XO.30. V2(Q)	EUR	900	(5,072)
Total OTC Swaptions (premiums received $22,435)									$ (72,810)
Total Options Written (premiums received $5,811,906)									$(3,648,175)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Futures contracts outstanding at January 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
154	5 Year U.S. Treasury Notes	Mar. 2019	$17,688,344	$ 196,113
57	10 Year U.S. Treasury Notes	Mar. 2019	6,980,719	62,024
58	10 Year U.S. Ultra Treasury Notes	Mar. 2019	7,579,875	52,234
16	30 Year U.S. Ultra Treasury Bonds	Mar. 2019	2,578,000	94,594
1	Euro-BTP Italian Government Bond	Mar. 2019	148,305	1,900
				406,865
Short Positions:
28	2 Year U.S. Treasury Notes	Mar. 2019	5,945,187	(21,266)
53	5 Year Euro-Bobl	Mar. 2019	8,064,017	(45,498)
9	10 Year Euro-Bund	Mar. 2019	1,706,628	(20,969)
10	20 Year U.S. Treasury Bonds	Mar. 2019	1,466,875	(73,781)
57	Euro Schatz Index	Mar. 2019	7,298,952	3,314
				(158,200)
				$ 248,665
Forward foreign currency exchange contracts outstanding at January 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 02/11/19	BNP Paribas	ARS	3,716	$ 94,666	$ 98,523	$ 3,857	$ —
Expiring 02/11/19	Morgan Stanley & Co. International PLC	ARS	2,427	62,485	64,352	1,867	—
Expiring 02/28/19	BNP Paribas	ARS	1,851	47,596	48,295	699	—
Australian Dollar,
Expiring 04/18/19	BNP Paribas	AUD	147	105,000	106,939	1,939	—
Expiring 04/18/19	Citibank, N.A.	AUD	152	108,200	110,560	2,360	—
Expiring 04/18/19	Morgan Stanley & Co. International PLC	AUD	87	63,712	63,515	—	(197)
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	141	101,000	102,517	1,517	—
Expiring 04/30/19	Bank of America, N.A.	AUD	53	38,000	38,873	873	—
Expiring 04/30/19	Morgan Stanley & Co. International PLC	AUD	145	104,000	105,885	1,885	—
Expiring 06/28/19	Goldman Sachs International	AUD	425	324,857	309,675	—	(15,182)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 06/28/19	Morgan Stanley & Co. International PLC	AUD	171	$ 132,267	$ 124,445	$ —	$ (7,822)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	678	481,229	494,077	12,848	—
Expiring 01/31/20	Citibank, N.A.	AUD	563	451,199	411,328	—	(39,871)
Expiring 01/31/20	Citibank, N.A.	AUD	412	306,939	300,724	—	(6,215)
Expiring 02/28/20	Bank of America, N.A.	AUD	571	409,734	417,024	7,290	—
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	290	208,553	212,758	4,205	—
Brazilian Real,
Expiring 02/04/19	Barclays Bank PLC	BRL	528	136,112	144,719	8,607	—
Expiring 02/04/19	Barclays Bank PLC	BRL	349	89,000	95,585	6,585	—
Expiring 02/04/19	Citibank, N.A.	BRL	704	183,332	193,057	9,725	—
Expiring 02/04/19	Citibank, N.A.	BRL	415	111,000	113,684	2,684	—
Expiring 02/04/19	Goldman Sachs International	BRL	336	91,000	92,086	1,086	—
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	606	156,400	166,107	9,707	—
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	334	86,000	91,479	5,479	—
Expiring 02/25/19	Citibank, N.A.	BRL	857	253,700	234,661	—	(19,039)
Expiring 03/06/19	JPMorgan Chase Bank, N.A.	BRL	1,238	328,299	338,689	10,390	—
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	BRL	378	111,000	102,951	—	(8,049)
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	BRL	290	83,545	79,149	—	(4,396)
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	BRL	178	44,568	48,578	4,010	—
Expiring 09/30/19	Barclays Bank PLC	BRL	142	41,472	38,179	—	(3,293)
Expiring 09/30/19	Barclays Bank PLC	BRL	84	24,379	22,589	—	(1,790)
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	347	99,000	93,540	—	(5,460)
Expiring 12/24/19	Barclays Bank PLC	BRL	334	96,559	89,371	—	(7,188)
Expiring 12/24/19	Barclays Bank PLC	BRL	56	16,059	14,965	—	(1,094)
Expiring 12/24/19	Citibank, N.A.	BRL	110	28,245	29,559	1,314	—
Expiring 12/24/19	Deutsche Bank AG	BRL	2,257	560,000	604,047	44,047	—
Expiring 03/31/20	Barclays Bank PLC	BRL	126	32,492	33,489	997	—
Expiring 03/31/20	Deutsche Bank AG	BRL	2,858	700,000	757,975	57,975	—
Expiring 06/30/20	Deutsche Bank AG	BRL	2,411	547,000	633,563	86,563	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 06/30/20	Morgan Stanley & Co. International PLC	BRL	163	$ 40,000	$ 42,856	$ 2,856	$ —
Expiring 07/29/20	Deutsche Bank AG	BRL	771	193,640	202,063	8,423	—
Expiring 07/29/20	Morgan Stanley & Co. International PLC	BRL	425	109,000	111,385	2,385	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	729	179,000	190,369	11,369	—
British Pound,
Expiring 11/27/19	Citibank, N.A.	GBP	267	363,039	355,341	—	(7,698)
Canadian Dollar,
Expiring 04/18/19	Barclays Bank PLC	CAD	37	28,603	28,587	—	(16)
Expiring 04/18/19	The Toronto-Dominion Bank	CAD	190	143,000	144,611	1,611	—
Expiring 04/18/19	The Toronto-Dominion Bank	CAD	144	108,500	109,487	987	—
Expiring 07/31/19	HSBC Bank USA, N.A.	CAD	562	425,588	429,693	4,105	—
Expiring 07/31/19	JPMorgan Chase Bank, N.A.	CAD	211	161,698	161,131	—	(567)
Chilean Peso,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	79,393	119,286	121,071	1,785	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	129,853	198,582	198,019	—	(563)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	75,598	113,000	115,283	2,283	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	59,728	89,000	91,082	2,082	—
Chinese Renminbi,
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	1,715	255,825	255,769	—	(56)
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	625	93,000	93,253	253	—
Expiring 06/28/19	Citibank, N.A.	CNH	408	58,289	60,874	2,585	—
Expiring 02/28/20	Citibank, N.A.	CNH	671	95,342	99,923	4,581	—
Expiring 02/28/20	HSBC Bank USA, N.A.	CNH	500	73,805	74,394	589	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	3,182	490,000	473,552	—	(16,448)
Colombian Peso,
Expiring 02/20/19	BNP Paribas	COP	720,205	226,431	231,769	5,338	—
Expiring 02/20/19	JPMorgan Chase Bank, N.A.	COP	258,025	83,065	83,035	—	(30)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	CZK	1,565	$ 69,361	$ 69,681	$ 320	$ —
Expiring 04/17/19	UBS AG	CZK	9,526	425,885	424,269	—	(1,616)
Expiring 04/17/19	UBS AG	CZK	9,526	426,338	424,269	—	(2,069)
Egyptian Pound,
Expiring 07/15/19	Citibank, N.A.	EGP	1,386	73,798	74,684	886	—
Expiring 07/15/19	Citibank, N.A.	EGP	855	45,524	46,085	561	—
Expiring 07/29/19	Citibank, N.A.	EGP	372	19,832	19,990	158	—
Euro,
Expiring 02/25/19	Citibank, N.A.	EUR	50	59,230	57,342	—	(1,888)
Expiring 04/17/19	Citibank, N.A.	EUR	150	170,700	172,332	1,632	—
Expiring 04/30/19	Morgan Stanley & Co. International PLC	EUR	71	84,125	81,898	—	(2,227)
Expiring 01/31/20	Morgan Stanley & Co. International PLC	EUR	266	322,844	314,207	—	(8,637)
Expiring 02/28/20	Bank of America, N.A.	EUR	327	427,814	387,134	—	(40,680)
Expiring 02/28/20	BNP Paribas	EUR	794	898,610	940,015	41,405	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	653	756,762	773,085	16,323	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	325	395,423	384,826	—	(10,597)
Hungarian Forint,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	HUF	43,917	160,267	160,010	—	(257)
Indian Rupee,
Expiring 03/20/19	Barclays Bank PLC	INR	2,671	37,800	37,360	—	(440)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	10,203	142,516	142,700	184	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	38,142	539,600	533,460	—	(6,140)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	38,142	538,951	533,460	—	(5,491)
Expiring 04/30/19	Citibank, N.A.	INR	860	11,926	11,972	46	—
Expiring 07/31/19	BNP Paribas	INR	10,855	149,000	149,538	538	—
Expiring 08/29/19	HSBC Bank USA, N.A.	INR	42,543	580,000	584,218	4,218	—
Indonesian Rupiah,
Expiring 03/20/19	Barclays Bank PLC	IDR	1,487,339	101,908	105,859	3,951	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	2,213,640	156,000	157,552	1,552	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,983,152	136,113	141,148	5,035	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,691,122	$ 114,265	$ 120,363	$ 6,098	$ —
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,600,532	113,000	113,915	915	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,346,530	95,000	95,837	837	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	IDR	1,177,355	83,000	83,796	796	—
Israeli Shekel,
Expiring 04/25/19	Bank of America, N.A.	ILS	350	96,000	96,940	940	—
Expiring 04/25/19	UBS AG	ILS	271	75,000	74,911	—	(89)
Expiring 04/25/19	UBS AG	ILS	178	49,295	49,236	—	(59)
Expiring 11/29/19	Citibank, N.A.	ILS	6,194	1,705,000	1,741,047	36,047	—
Japanese Yen,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	JPY	24,390	223,522	225,338	1,816	—
Expiring 04/17/19	Morgan Stanley & Co. International PLC	JPY	10,749	99,000	99,310	310	—
Expiring 04/17/19	The Toronto-Dominion Bank	JPY	24,390	224,630	225,338	708	—
Expiring 05/31/19	Deutsche Bank AG	JPY	3,989	37,000	36,987	—	(13)
Expiring 01/31/20	Morgan Stanley & Co. International PLC	JPY	795	7,508	7,530	22	—
Expiring 01/29/21	Citibank, N.A.	JPY	74,831	746,000	730,004	—	(15,996)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	64,144	624,000	625,747	1,747	—
Expiring 10/31/23	Deutsche Bank AG	JPY	22,335	234,000	237,539	3,539	—
Mexican Peso,
Expiring 03/20/19	Citibank, N.A.	MXN	3,133	164,071	162,703	—	(1,368)
Expiring 03/20/19	Citibank, N.A.	MXN	455	23,102	23,613	511	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	1,832	91,000	95,112	4,112	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	1,829	92,269	94,992	2,723	—
Expiring 03/20/19	UBS AG	MXN	2,053	105,000	106,590	1,590	—
Expiring 03/29/19	Morgan Stanley & Co. International PLC	MXN	22,197	1,048,000	1,150,919	102,919	—
Expiring 04/30/19	Bank of America, N.A.	MXN	679	35,000	35,024	24	—
Expiring 04/30/19	Deutsche Bank AG	MXN	753	39,000	38,848	—	(152)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/30/19	Morgan Stanley & Co. International PLC	MXN	602	$ 31,000	$ 31,076	$ 76	$ —
Expiring 08/29/19	Deutsche Bank AG	MXN	2,177	102,000	110,219	8,219	—
Expiring 12/30/19	Citibank, N.A.	MXN	2,836	138,370	140,835	2,465	—
Expiring 12/30/19	Goldman Sachs International	MXN	1,589	77,730	78,927	1,197	—
Expiring 04/30/20	Citibank, N.A.	MXN	1,889	91,545	92,076	531	—
Expiring 04/30/20	Deutsche Bank AG	MXN	14,838	669,000	723,069	54,069	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	MXN	795	39,000	38,732	—	(268)
Expiring 10/30/20	Citibank, N.A.	MXN	3,892	180,910	184,454	3,544	—
New Taiwanese Dollar,
Expiring 03/20/19	Barclays Bank PLC	TWD	5,302	173,000	173,131	131	—
Expiring 03/20/19	HSBC Bank USA, N.A.	TWD	2,986	97,000	97,495	495	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	10,928	356,572	356,819	247	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	4,071	132,000	132,915	915	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	7,078	231,408	231,092	—	(316)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	4,278	139,000	139,670	670	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	4,126	134,000	134,732	732	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	3,749	122,000	122,401	401	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	3,658	119,000	119,453	453	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	3,636	118,000	118,717	717	—
New Zealand Dollar,
Expiring 04/18/19	Barclays Bank PLC	NZD	172	119,395	118,980	—	(415)
Norwegian Krone,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	NOK	1,961	230,412	233,325	2,913	—
Expiring 04/17/19	UBS AG	NOK	924	108,000	109,932	1,932	—
Peruvian Nuevo Sol,
Expiring 03/20/19	BNP Paribas	PEN	653	192,298	195,899	3,601	—
Philippine Peso,
Expiring 03/20/19	Barclays Bank PLC	PHP	9,650	181,663	184,531	2,868	—
Expiring 03/20/19	Barclays Bank PLC	PHP	7,410	139,000	141,698	2,698	—
Expiring 03/20/19	Barclays Bank PLC	PHP	6,684	125,000	127,808	2,808	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 03/20/19	Citibank, N.A.	PHP	7,256	$ 136,377	$ 138,754	$ 2,377	$ —
Expiring 03/20/19	Citibank, N.A.	PHP	6,168	117,000	117,954	954	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	8,035	152,000	153,654	1,654	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	7,299	138,000	139,574	1,574	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	6,998	131,000	133,822	2,822	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	4,791	91,000	91,621	621	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	4,743	89,000	90,705	1,705	—
Polish Zloty,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	PLN	607	163,903	163,519	—	(384)
Russian Ruble,
Expiring 03/20/19	Barclays Bank PLC	RUB	14,989	222,880	227,860	4,980	—
Expiring 03/20/19	Barclays Bank PLC	RUB	9,869	145,650	150,017	4,367	—
Expiring 03/20/19	Barclays Bank PLC	RUB	9,526	142,321	144,807	2,486	—
Expiring 03/20/19	Barclays Bank PLC	RUB	9,519	143,143	144,700	1,557	—
Expiring 03/20/19	Barclays Bank PLC	RUB	9,457	142,789	143,763	974	—
Expiring 03/20/19	Barclays Bank PLC	RUB	8,039	120,000	122,204	2,204	—
Expiring 03/20/19	Barclays Bank PLC	RUB	7,393	111,000	112,390	1,390	—
Expiring 03/20/19	Barclays Bank PLC	RUB	7,040	104,000	107,015	3,015	—
Expiring 03/20/19	Barclays Bank PLC	RUB	6,450	97,000	98,054	1,054	—
Expiring 03/20/19	Barclays Bank PLC	RUB	5,972	86,000	90,788	4,788	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	RUB	9,460	138,500	143,810	5,310	—
Expiring 04/30/19	Barclays Bank PLC	RUB	8,599	128,199	129,919	1,720	—
Expiring 04/30/19	Barclays Bank PLC	RUB	5,994	90,000	90,555	555	—
Expiring 04/30/19	BNP Paribas	RUB	39,366	579,000	594,760	15,760	—
Expiring 04/30/19	Deutsche Bank AG	RUB	7,091	107,000	107,132	132	—
Expiring 06/28/19	Bank of America, N.A.	RUB	2,579	43,458	38,675	—	(4,783)
Expiring 06/28/19	Barclays Bank PLC	RUB	6,797	114,819	101,923	—	(12,896)
Expiring 06/28/19	Barclays Bank PLC	RUB	3,187	50,835	47,792	—	(3,043)
Expiring 06/28/19	Goldman Sachs International	RUB	4,278	71,000	64,150	—	(6,850)
Expiring 12/24/19	Citibank, N.A.	RUB	38,251	558,000	560,242	2,242	—
Expiring 03/31/20	Barclays Bank PLC	RUB	18,482	265,701	267,276	1,575	—
Expiring 03/31/20	BNP Paribas	RUB	15,915	224,000	230,156	6,156	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Saudi Arabian Riyal,
Expiring 11/12/19	Goldman Sachs International	SAR	5,715	$ 1,519,825	$ 1,522,248	$ 2,423	$ —
Singapore Dollar,
Expiring 02/08/19	Deutsche Bank AG	SGD	186	135,000	138,051	3,051	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	181	134,000	134,607	607	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	172	126,000	127,776	1,776	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	151	110,000	112,083	2,083	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	122	90,000	90,361	361	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	110	80,000	81,587	1,587	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	84	61,900	62,392	492	—
South African Rand,
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	1,625	113,426	122,050	8,624	—
Expiring 03/08/19	Morgan Stanley & Co. International PLC	ZAR	1,187	85,000	89,108	4,108	—
Expiring 03/08/19	UBS AG	ZAR	2,830	212,624	212,504	—	(120)
Expiring 04/30/19	Morgan Stanley & Co. International PLC	ZAR	534	38,000	39,872	1,872	—
Expiring 06/28/19	JPMorgan Chase Bank, N.A.	ZAR	1,991	156,575	147,479	—	(9,096)
Expiring 06/28/19	Morgan Stanley & Co. International PLC	ZAR	1,318	98,000	97,641	—	(359)
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	ZAR	2,578	198,721	187,306	—	(11,415)
Expiring 12/30/19	Barclays Bank PLC	ZAR	4,328	336,316	313,153	—	(23,163)
Expiring 12/30/19	BNP Paribas	ZAR	6,885	435,000	498,186	63,186	—
Expiring 03/31/20	Morgan Stanley & Co. International PLC	ZAR	4,145	285,559	296,363	10,804	—
Expiring 03/31/20	UBS AG	ZAR	2,344	164,347	167,633	3,286	—
Expiring 03/31/20	UBS AG	ZAR	1,373	89,000	98,149	9,149	—
Expiring 08/31/20	BNP Paribas	ZAR	1,636	109,721	114,660	4,939	—
South Korean Won,
Expiring 03/20/19	Bank of America, N.A.	KRW	182,731	164,445	164,467	22	—
Expiring 04/30/19	BNP Paribas	KRW	123,748	116,307	111,531	—	(4,776)
Expiring 04/30/19	Deutsche Bank AG	KRW	13,612	12,537	12,268	—	(269)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 05/31/19	Goldman Sachs International	KRW	41,301	$ 39,000	$ 37,267	$ —	$ (1,733)
Expiring 05/31/19	Morgan Stanley & Co. International PLC	KRW	44,795	42,469	40,419	—	(2,050)
Expiring 07/31/19	BNP Paribas	KRW	131,292	117,257	118,741	1,484	—
Expiring 07/31/19	Morgan Stanley & Co. International PLC	KRW	741,245	661,000	670,385	9,385	—
Swedish Krona,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	SEK	2,349	263,706	261,187	—	(2,519)
Expiring 04/17/19	The Toronto-Dominion Bank	SEK	831	92,000	92,357	357	—
Swiss Franc,
Expiring 04/17/19	Barclays Bank PLC	CHF	286	289,911	289,324	—	(587)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	CHF	130	132,000	131,284	—	(716)
Expiring 04/17/19	The Toronto-Dominion Bank	CHF	98	99,000	99,248	248	—
Expiring 04/30/19	Bank of America, N.A.	CHF	39	39,000	39,157	157	—
Expiring 04/30/19	Bank of America, N.A.	CHF	36	36,804	36,893	89	—
Expiring 04/30/19	Morgan Stanley & Co. International PLC	CHF	14	14,000	14,037	37	—
Expiring 10/30/20	Goldman Sachs International	CHF	362	391,000	386,396	—	(4,604)
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	28,765	875,686	920,847	45,161	—
Expiring 02/08/19	Citibank, N.A.	THB	5,359	169,000	171,559	2,559	—
Expiring 02/08/19	Citibank, N.A.	THB	5,263	166,000	168,476	2,476	—
Expiring 02/08/19	Citibank, N.A.	THB	4,503	137,000	144,144	7,144	—
Expiring 02/08/19	Citibank, N.A.	THB	4,493	142,000	143,850	1,850	—
Expiring 02/08/19	Citibank, N.A.	THB	4,141	127,000	132,562	5,562	—
Expiring 02/08/19	Citibank, N.A.	THB	3,860	121,000	123,564	2,564	—
Expiring 02/08/19	Citibank, N.A.	THB	3,444	107,000	110,263	3,263	—
Expiring 02/08/19	Citibank, N.A.	THB	3,064	93,000	98,089	5,089	—
Expiring 02/08/19	HSBC Bank USA, N.A.	THB	4,985	151,697	159,579	7,882	—
Expiring 05/10/19	Citibank, N.A.	THB	16,789	533,569	538,901	5,332	—
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	6,239	198,598	200,270	1,672	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	4,786	$ 153,000	$ 153,637	$ 637	$ —
Expiring 05/10/19	UBS AG	THB	2,675	85,000	85,868	868	—
Turkish Lira,
Expiring 02/28/19	Barclays Bank PLC	TRY	224	49,719	42,703	—	(7,016)
Expiring 02/28/19	JPMorgan Chase Bank, N.A.	TRY	600	118,409	114,384	—	(4,025)
Expiring 03/08/19	Barclays Bank PLC	TRY	517	95,420	98,211	2,791	—
Expiring 03/08/19	Barclays Bank PLC	TRY	496	90,679	94,199	3,520	—
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	2,798	496,698	531,210	34,512	—
Expiring 04/30/19	BNP Paribas	TRY	161	29,000	29,634	634	—
Expiring 04/30/19	Citibank, N.A.	TRY	351	63,010	64,813	1,803	—
Expiring 04/30/19	Morgan Stanley & Co. International PLC	TRY	93	19,727	17,089	—	(2,638)
Expiring 08/29/19	Citibank, N.A.	TRY	1,873	385,481	325,967	—	(59,514)
Expiring 12/24/19	Goldman Sachs International	TRY	5,507	996,000	913,383	—	(82,617)
Expiring 04/30/20	Citibank, N.A.	TRY	217	37,000	34,543	—	(2,457)
Expiring 04/30/20	Deutsche Bank AG	TRY	180	18,000	28,634	10,634	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	TRY	4,431	691,000	703,867	12,867	—
Expiring 06/30/20	Bank of America, N.A.	TRY	333	50,000	51,921	1,921	—
Expiring 06/30/20	Deutsche Bank AG	TRY	7,876	761,000	1,227,619	466,619	—
				$46,161,302	$47,173,325	1,503,345	(491,322)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/18/19	Citibank, N.A.	AUD	165	$ 118,601	$ 120,349	$ —	$ (1,748)
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	742	534,111	539,750	—	(5,639)
Expiring 04/30/19	Bank of America, N.A.	AUD	46	33,000	33,358	—	(358)
Expiring 04/30/19	BNP Paribas	AUD	85	61,000	61,867	—	(867)
Expiring 04/30/19	Deutsche Bank AG	AUD	164	120,000	119,642	358	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	704	$ 507,338	$ 513,229	$ —	$ (5,891)
Expiring 01/31/20	Morgan Stanley & Co. International PLC	AUD	1,388	1,002,899	1,014,073	—	(11,174)
Brazilian Real,
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	1,238	328,905	339,275	—	(10,370)
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	354	93,000	96,952	—	(3,952)
Expiring 02/04/19	Morgan Stanley & Co. International PLC	BRL	1,680	430,083	460,491	—	(30,408)
Expiring 02/25/19	Citibank, N.A.	BRL	233	59,294	63,800	—	(4,506)
Expiring 03/06/19	Barclays Bank PLC	BRL	606	165,988	165,716	272	—
Expiring 04/30/19	Deutsche Bank AG	BRL	154	41,000	41,938	—	(938)
Expiring 04/30/19	HSBC Bank USA, N.A.	BRL	846	233,000	230,678	2,322	—
Expiring 04/30/19	UBS AG	BRL	260	71,000	70,979	21	—
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	485	139,000	130,753	8,247	—
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	87	21,500	23,554	—	(2,054)
Expiring 12/24/19	BNP Paribas	BRL	299	74,000	80,130	—	(6,130)
Expiring 12/24/19	Citibank, N.A.	BRL	581	140,000	155,396	—	(15,396)
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	BRL	1,182	333,000	316,410	16,590	—
Expiring 12/24/19	UBS AG	BRL	257	64,000	68,657	—	(4,657)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	2,555	714,000	677,593	36,407	—
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	1,168	281,071	309,792	—	(28,721)
Expiring 06/30/20	Deutsche Bank AG	BRL	4,005	972,000	1,052,383	—	(80,383)
Expiring 07/29/20	Deutsche Bank AG	BRL	1,318	298,000	345,280	—	(47,280)
Expiring 08/31/20	Deutsche Bank AG	BRL	1,297	283,000	338,747	—	(55,747)
Expiring 12/23/20	Morgan Stanley & Co. International PLC	BRL	2,074	521,000	535,552	—	(14,552)
British Pound,
Expiring 04/17/19	Citibank, N.A.	GBP	83	107,000	108,684	—	(1,684)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	GBP	114	147,888	150,073	—	(2,185)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	GBP	139	183,000	182,447	553	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/17/19	The Toronto-Dominion Bank	GBP	113	$ 148,000	$ 148,539	$ —	$ (539)
Expiring 04/17/19	The Toronto-Dominion Bank	GBP	72	95,000	94,749	251	—
Expiring 11/27/19	HSBC Bank USA, N.A.	GBP	144	211,608	191,645	19,963	—
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	GBP	92	134,567	122,368	12,199	—
Expiring 11/27/19	UBS AG	GBP	29	41,231	38,236	2,995	—
Canadian Dollar,
Expiring 04/18/19	Goldman Sachs International	CAD	458	346,429	349,222	—	(2,793)
Expiring 07/31/19	Citibank, N.A.	CAD	720	545,000	549,871	—	(4,871)
Expiring 07/31/19	HSBC Bank USA, N.A.	CAD	54	43,000	40,953	2,047	—
Chilean Peso,
Expiring 03/20/19	Citibank, N.A.	CLP	227,094	334,997	346,308	—	(11,311)
Expiring 03/20/19	Citibank, N.A.	CLP	92,976	137,119	141,784	—	(4,665)
Expiring 03/20/19	Citibank, N.A.	CLP	77,441	113,807	118,094	—	(4,287)
Expiring 03/20/19	Goldman Sachs International	CLP	78,416	114,151	119,581	—	(5,430)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	79,715	118,601	121,562	—	(2,961)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	139,394	200,000	212,569	—	(12,569)
Expiring 03/20/19	The Toronto-Dominion Bank	CLP	60,539	88,000	92,319	—	(4,319)
Chinese Renminbi,
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	1,244	183,000	185,508	—	(2,508)
Expiring 04/25/19	Morgan Stanley & Co. International PLC	CNH	5,045	741,538	752,342	—	(10,804)
Expiring 04/25/19	Morgan Stanley & Co. International PLC	CNH	1,378	204,000	205,518	—	(1,518)
Expiring 06/28/19	Morgan Stanley & Co. International PLC	CNH	408	61,000	60,874	126	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	4,353	646,000	647,868	—	(1,868)
Colombian Peso,
Expiring 02/20/19	BNP Paribas	COP	300,902	95,192	96,833	—	(1,641)
Expiring 02/20/19	Citibank, N.A.	COP	587,565	180,000	189,085	—	(9,085)
Expiring 02/20/19	Citibank, N.A.	COP	447,297	135,563	143,945	—	(8,382)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 02/20/19	Citibank, N.A.	COP	106,860	$ 33,300	$ 34,389	$ —	$ (1,089)
Expiring 02/20/19	The Toronto-Dominion Bank	COP	370,328	117,000	119,176	—	(2,176)
Czech Koruna,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	CZK	3,742	167,047	166,663	384	—
Expiring 04/17/19	UBS AG	CZK	3,464	154,000	154,273	—	(273)
Expiring 04/17/19	UBS AG	CZK	2,343	104,000	104,359	—	(359)
Expiring 04/17/19	UBS AG	CZK	1,934	86,000	86,137	—	(137)
Euro,
Expiring 02/25/19	Citibank, N.A.	EUR	200	253,730	229,369	24,361	—
Expiring 02/28/19	Deutsche Bank AG	EUR	154	193,244	176,656	16,588	—
Expiring 04/17/19	Bank of America, N.A.	EUR	485	554,571	559,164	—	(4,593)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	150	170,797	172,837	—	(2,040)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	135	154,505	155,554	—	(1,049)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	105	118,991	120,507	—	(1,516)
Expiring 04/17/19	The Toronto-Dominion Bank	EUR	214	246,731	246,224	507	—
Expiring 04/17/19	The Toronto-Dominion Bank	EUR	112	128,000	128,944	—	(944)
Expiring 04/30/19	Barclays Bank PLC	EUR	18	20,907	20,936	—	(29)
Expiring 04/30/19	Deutsche Bank AG	EUR	20	23,000	22,953	47	—
Expiring 04/30/19	Morgan Stanley & Co. International PLC	EUR	21	24,000	24,178	—	(178)
Expiring 11/27/19	Bank of America, N.A.	EUR	57	69,387	67,498	1,889	—
Expiring 11/27/19	Citibank, N.A.	EUR	65	84,419	75,804	8,615	—
Expiring 12/30/19	Deutsche Bank AG	EUR	147	189,568	173,164	16,404	—
Expiring 02/28/20	Bank of America, N.A.	EUR	690	840,696	816,889	23,807	—
Expiring 02/28/20	BNP Paribas	EUR	1,423	1,795,684	1,684,686	110,998	—
Expiring 07/29/20	The Toronto-Dominion Bank	EUR	103	122,770	123,562	—	(792)
Expiring 07/29/20	UBS AG	EUR	148	179,851	176,912	2,939	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 04/17/19	Deutsche Bank AG	HUF	28,320	$ 101,000	$ 103,183	$ —	$ (2,183)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	HUF	108,861	389,924	396,628	—	(6,704)
Expiring 04/17/19	The Toronto-Dominion Bank	HUF	108,861	388,193	396,628	—	(8,435)
Indian Rupee,
Expiring 03/20/19	Bank of America, N.A.	INR	6,814	96,000	95,304	696	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	17,204	240,947	240,615	332	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	8,406	117,000	117,575	—	(575)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	5,569	78,000	77,893	107	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	5,796	82,000	81,067	933	—
Expiring 08/29/19	BNP Paribas	INR	41,913	565,000	575,564	—	(10,564)
Expiring 10/30/20	HSBC Bank USA, N.A.	INR	19,746	258,000	258,993	—	(993)
Expiring 12/23/20	BNP Paribas	INR	10,264	133,000	133,849	—	(849)
Indonesian Rupiah,
Expiring 03/20/19	Barclays Bank PLC	IDR	1,670,554	114,265	118,899	—	(4,634)
Expiring 03/20/19	Citibank, N.A.	IDR	1,493,285	101,000	106,282	—	(5,282)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	3,017,755	211,431	214,784	—	(3,353)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	2,271,397	156,400	161,663	—	(5,263)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,350,376	92,000	96,111	—	(4,111)
Expiring 03/20/19	UBS AG	IDR	1,574,666	107,000	112,074	—	(5,074)
Israeli Shekel,
Expiring 04/25/19	Citibank, N.A.	ILS	1,193	325,950	329,984	—	(4,034)
Expiring 11/29/19	Goldman Sachs International	ILS	6,181	1,705,000	1,737,213	—	(32,213)
Japanese Yen,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	JPY	16,175	149,507	149,441	66	—
Expiring 05/31/19	Morgan Stanley & Co. International PLC	JPY	3,574	33,000	33,146	—	(146)
Expiring 06/28/19	Bank of America, N.A.	JPY	14,435	131,688	134,166	—	(2,478)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 06/28/19	JPMorgan Chase Bank, N.A.	JPY	10,069	$ 91,642	$ 93,585	$ —	$ (1,943)
Expiring 06/28/19	Morgan Stanley & Co. International PLC	JPY	24,684	234,222	229,416	4,806	—
Expiring 02/28/20	Citibank, N.A.	JPY	50,201	472,922	476,435	—	(3,513)
Expiring 11/30/20	JPMorgan Chase Bank, N.A.	JPY	33,066	316,603	321,201	—	(4,598)
Expiring 01/29/21	Citibank, N.A.	JPY	75,708	741,000	738,557	2,443	—
Malaysian Ringgit,
Expiring 03/05/19	Barclays Bank PLC	MYR	518	123,600	126,404	—	(2,804)
Expiring 03/05/19	Barclays Bank PLC	MYR	508	121,414	124,064	—	(2,650)
Mexican Peso,
Expiring 03/20/19	Citibank, N.A.	MXN	782	40,805	40,586	219	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	2,741	132,535	142,351	—	(9,816)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	2,534	131,600	131,559	41	—
Expiring 03/29/19	Barclays Bank PLC	MXN	732	35,240	37,972	—	(2,732)
Expiring 03/29/19	Citibank, N.A.	MXN	6,259	319,575	324,541	—	(4,966)
Expiring 03/29/19	JPMorgan Chase Bank, N.A.	MXN	9,056	436,514	469,573	—	(33,059)
Expiring 03/29/19	JPMorgan Chase Bank, N.A.	MXN	4,432	211,000	229,821	—	(18,821)
Expiring 03/29/19	JPMorgan Chase Bank, N.A.	MXN	1,717	86,384	89,012	—	(2,628)
Expiring 04/30/19	Bank of America, N.A.	MXN	597	31,000	30,802	198	—
Expiring 04/30/19	HSBC Bank USA, N.A.	MXN	2,026	104,345	104,499	—	(154)
Expiring 08/29/19	BNP Paribas	MXN	2,619	132,000	132,604	—	(604)
Expiring 12/30/19	Citibank, N.A.	MXN	1,458	71,000	72,401	—	(1,401)
Expiring 12/30/19	Morgan Stanley & Co. International PLC	MXN	2,967	134,000	147,362	—	(13,362)
Expiring 04/30/20	Citibank, N.A.	MXN	17,592	844,000	857,264	—	(13,264)
Expiring 04/30/20	UBS AG	MXN	1,633	72,000	79,586	—	(7,586)
Expiring 10/30/20	Deutsche Bank AG	MXN	20,095	879,000	952,490	—	(73,490)
New Taiwanese Dollar,
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	11,572	377,711	377,849	—	(138)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	3,288	107,000	107,366	—	(366)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 04/18/19	The Toronto-Dominion Bank	NZD	857	$ 585,642	$ 593,146	$ —	$ (7,504)
Norwegian Krone,
Expiring 04/17/19	BNP Paribas	NOK	554	65,989	65,922	67	—
Peruvian Nuevo Sol,
Expiring 03/20/19	BNP Paribas	PEN	90	27,011	27,051	—	(40)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PEN	289	86,000	86,774	—	(774)
Philippine Peso,
Expiring 03/20/19	Barclays Bank PLC	PHP	8,849	169,346	169,222	124	—
Expiring 03/20/19	Barclays Bank PLC	PHP	7,652	146,000	146,326	—	(326)
Expiring 03/20/19	Barclays Bank PLC	PHP	7,575	142,789	144,855	—	(2,066)
Expiring 03/20/19	Barclays Bank PLC	PHP	5,963	114,000	114,036	—	(36)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	7,271	136,112	139,044	—	(2,932)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	4,927	94,000	94,228	—	(228)
Polish Zloty,
Expiring 04/17/19	Deutsche Bank AG	PLN	313	83,000	84,141	—	(1,141)
Expiring 04/17/19	Goldman Sachs International	PLN	2,279	606,652	613,562	—	(6,910)
Russian Ruble,
Expiring 03/20/19	Barclays Bank PLC	RUB	5,565	83,000	84,604	—	(1,604)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	RUB	22,376	339,429	340,156	—	(727)
Expiring 04/30/19	Morgan Stanley & Co. International PLC	RUB	2,339	35,000	35,338	—	(338)
Expiring 06/28/19	Morgan Stanley & Co. International PLC	RUB	16,840	250,000	252,541	—	(2,541)
Expiring 12/24/19	Barclays Bank PLC	RUB	13,857	212,407	202,963	9,444	—
Expiring 12/24/19	Goldman Sachs International	RUB	20,740	338,000	303,764	34,236	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	RUB	3,654	49,060	53,515	—	(4,455)
Expiring 03/31/20	Citibank, N.A.	RUB	18,480	269,000	267,249	1,751	—
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	RUB	19,030	251,390	275,201	—	(23,811)
Expiring 12/23/20	BNP Paribas	RUB	56,910	772,000	795,719	—	(23,719)
Saudi Arabian Riyal,
Expiring 11/12/19	Goldman Sachs International	SAR	5,715	1,500,000	1,522,248	—	(22,248)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 02/08/19	Barclays Bank PLC	SGD	272	$ 197,728	$ 201,771	$ —	$ (4,043)
Expiring 02/08/19	Goldman Sachs International	SGD	141	104,000	104,401	—	(401)
Expiring 02/08/19	HSBC Bank USA, N.A.	SGD	37	27,797	27,769	28	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	272	200,000	202,006	—	(2,006)
Expiring 02/08/19	UBS AG	SGD	177	129,000	131,831	—	(2,831)
South African Rand,
Expiring 03/08/19	Citibank, N.A.	ZAR	8,270	601,769	621,056	—	(19,287)
Expiring 03/08/19	Citibank, N.A.	ZAR	1,229	89,000	92,259	—	(3,259)
Expiring 03/08/19	Goldman Sachs International	ZAR	1,266	89,000	95,065	—	(6,065)
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	1,599	114,265	120,118	—	(5,853)
Expiring 03/08/19	Morgan Stanley & Co. International PLC	ZAR	1,459	106,000	109,583	—	(3,583)
Expiring 03/08/19	Morgan Stanley & Co. International PLC	ZAR	1,289	90,000	96,780	—	(6,780)
Expiring 06/28/19	HSBC Bank USA, N.A.	ZAR	3,310	229,000	245,119	—	(16,119)
Expiring 12/30/19	Goldman Sachs International	ZAR	2,963	187,000	214,414	—	(27,414)
Expiring 12/30/19	JPMorgan Chase Bank, N.A.	ZAR	1,582	104,805	114,438	—	(9,633)
Expiring 03/31/20	Barclays Bank PLC	ZAR	2,180	145,000	155,883	—	(10,883)
Expiring 03/31/20	Goldman Sachs International	ZAR	2,216	140,000	158,421	—	(18,421)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	ZAR	4,510	295,053	322,472	—	(27,419)
Expiring 07/29/20	BNP Paribas	ZAR	6,365	390,000	448,054	—	(58,054)
Expiring 09/30/20	Goldman Sachs International	ZAR	1,152	72,000	80,455	—	(8,455)
South Korean Won,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	KRW	567,938	509,097	511,173	—	(2,076)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	KRW	166,103	148,000	149,501	—	(1,501)
Expiring 04/30/19	Goldman Sachs International	KRW	50,904	48,000	45,879	2,121	—
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	KRW	86,456	77,000	77,921	—	(921)
Expiring 05/31/19	Morgan Stanley & Co. International PLC	KRW	165,750	150,000	149,560	440	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 07/31/19	Deutsche Bank AG	KRW	515,823	$ 462,000	$ 466,512	$ —	$ (4,512)
Expiring 07/31/19	Goldman Sachs International	KRW	260,637	246,000	235,721	10,279	—
Expiring 12/24/19	Goldman Sachs International	KRW	12,696	12,000	11,557	443	—
Swedish Krona,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	SEK	1,189	132,172	132,199	—	(27)
Swiss Franc,
Expiring 04/17/19	Goldman Sachs International	CHF	1,493	1,509,834	1,512,824	—	(2,990)
Expiring 04/17/19	The Toronto-Dominion Bank	CHF	130	132,000	132,060	—	(60)
Expiring 04/30/19	Deutsche Bank AG	CHF	43	44,000	43,867	133	—
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	16,789	532,149	537,481	—	(5,332)
Expiring 02/08/19	Citibank, N.A.	THB	6,710	205,000	214,801	—	(9,801)
Expiring 02/08/19	Citibank, N.A.	THB	5,820	177,000	186,304	—	(9,304)
Expiring 02/08/19	Citibank, N.A.	THB	5,390	165,000	172,553	—	(7,553)
Expiring 02/08/19	Citibank, N.A.	THB	4,878	148,000	156,173	—	(8,173)
Expiring 02/08/19	Citibank, N.A.	THB	4,612	141,000	147,635	—	(6,635)
Expiring 02/08/19	Citibank, N.A.	THB	4,263	130,000	136,480	—	(6,480)
Expiring 02/08/19	Citibank, N.A.	THB	4,001	122,000	128,097	—	(6,097)
Expiring 02/08/19	Citibank, N.A.	THB	2,934	89,000	93,926	—	(4,926)
Expiring 02/08/19	HSBC Bank USA, N.A.	THB	6,239	198,137	199,742	—	(1,605)
Expiring 05/10/19	Citibank, N.A.	THB	6,072	194,694	194,884	—	(190)
Turkish Lira,
Expiring 03/08/19	Barclays Bank PLC	TRY	267	46,913	50,659	—	(3,746)
Expiring 03/08/19	BNP Paribas	TRY	569	107,696	107,964	—	(268)
Expiring 03/08/19	Deutsche Bank AG	TRY	508	90,000	96,412	—	(6,412)
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	469	83,000	89,074	—	(6,074)
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	402	71,379	76,302	—	(4,923)
Expiring 04/30/19	BNP Paribas	TRY	523	120,285	96,364	23,921	—
Expiring 04/30/19	BNP Paribas	TRY	83	19,000	15,226	3,774	—
Expiring 08/29/19	BNP Paribas	TRY	985	239,000	171,370	67,630	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	TRY	891	182,863	155,081	27,782	—
Expiring 12/24/19	BNP Paribas	TRY	2,328	500,000	386,069	113,931	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	TRY	3,179	$ 561,206	$ 527,314	$ 33,892	$ —
Expiring 01/31/20	JPMorgan Chase Bank, N.A.	TRY	2,373	414,585	387,858	26,727	—
Expiring 04/30/20	Citibank, N.A.	TRY	1,818	240,300	288,802	—	(48,502)
Expiring 04/30/20	Citibank, N.A.	TRY	815	126,202	129,504	—	(3,302)
Expiring 04/30/20	Citibank, N.A.	TRY	251	35,000	39,943	—	(4,943)
Expiring 04/30/20	Goldman Sachs International	TRY	3,062	531,000	486,360	44,640	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	TRY	530	82,000	84,187	—	(2,187)
Expiring 06/30/20	Citibank, N.A.	TRY	1,570	163,000	244,705	—	(81,705)
Expiring 06/30/20	Citibank, N.A.	TRY	228	23,764	35,594	—	(11,830)
Expiring 06/30/20	JPMorgan Chase Bank, N.A.	TRY	770	105,000	120,041	—	(15,041)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	TRY	3,630	551,000	565,775	—	(14,775)
Expiring 10/30/20	Deutsche Bank AG	TRY	281	37,000	42,229	—	(5,229)
				$50,220,616	$50,853,700	720,094	(1,353,178)
						$2,223,439	$(1,844,500)
Cross currency exchange contracts outstanding at January 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
02/28/19	Buy	EUR	154	TRY	824	$ 19,569	$ —	JPMorgan Chase Bank, N.A.
04/17/19	Buy	HUF	5,972	EUR	19	157	—	Citibank, N.A.
04/17/19	Buy	HUF	10,446	EUR	33	271	—	Citibank, N.A.
04/17/19	Buy	HUF	20,884	EUR	66	541	—	Citibank, N.A.
04/17/19	Buy	CHF	111	EUR	98	—	(1,073)	Citibank, N.A.
04/17/19	Buy	CZK	3,479	EUR	135	—	(624)	JPMorgan Chase Bank, N.A.
04/30/19	Buy	EUR	320	TRY	1,555	82,306	—	BNP Paribas
04/30/19	Buy	TRY	2,182	EUR	391	—	(48,541)	Citibank, N.A.
06/28/19	Buy	AUD	138	JPY	11,668	—	(7,927)	BNP Paribas
06/28/19	Buy	JPY	60,856	AUD	734	30,973	—	Morgan Stanley & Co. International PLC
11/27/19	Buy	EUR	227	ZAR	4,393	—	(52,575)	Citibank, N.A.
11/27/19	Buy	ZAR	1,815	EUR	105	8,573	—	Deutsche Bank AG
12/30/19	Buy	EUR	392	ZAR	6,807	—	(30,790)	Deutsche Bank AG

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Cross currency exchange contracts outstanding at January 31, 2019 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
12/30/19	Buy	ZAR	4,061	EUR	245	$ 5,239	$ —	Morgan Stanley & Co. International PLC
01/31/20	Buy	AUD	383	JPY	29,790	—	(2,242)	Deutsche Bank AG
01/31/20	Buy	TRY	3,694	EUR	508	3,671	—	Goldman Sachs International
01/31/20	Buy	EUR	242	TRY	1,476	44,627	—	Goldman Sachs International
02/28/20	Buy	JPY	76,480	AUD	1,015	—	(15,898)	Deutsche Bank AG
03/31/20	Buy	ZAR	8,528	EUR	459	64,982	—	Morgan Stanley & Co. International PLC
03/31/20	Buy	EUR	443	ZAR	7,484	—	(9,343)	Morgan Stanley & Co. International PLC
04/30/20	Buy	TRY	5,147	EUR	559	152,364	—	BNP Paribas
04/30/20	Buy	EUR	520	TRY	3,922	—	(4,296)	Goldman Sachs International
07/29/20	Buy	EUR	603	TRY	5,835	—	(178,712)	BNP Paribas
07/29/20	Buy	TRY	4,271	EUR	351	239,099	—	Morgan Stanley & Co. International PLC
08/31/20	Buy	ZAR	1,782	EUR	101	3,543	—	Goldman Sachs International
08/31/20	Buy	EUR	208	ZAR	4,012	—	(31,274)	Morgan Stanley & Co. International PLC
11/27/20	Buy	AUD	322	JPY	23,989	2,887	—	Morgan Stanley & Co. International PLC
11/30/20	Buy	JPY	47,832	AUD	613	15,625	—	Deutsche Bank AG
12/23/20	Buy	EUR	26	ZAR	471	—	(980)	Goldman Sachs International
12/30/20	Buy	JPY	6,634	AUD	90	—	(1,334)	Deutsche Bank AG
10/31/23	Buy	JPY	29,437	AUD	431	—	(5,286)	Morgan Stanley & Co. International PLC
						$674,427	$(390,895)
Credit default swap agreements outstanding at January 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$ 3,931	$ 6,597	$ (2,666)	Barclays Bank PLC
Bank of China Ltd.	06/20/21	1.000%(Q)		100	(1,704)	2,249	(3,953)	Deutsche Bank AG
China Development Bank Corp.	06/20/21	1.000%(Q)		100	(1,629)	1,421	(3,050)	Deutsche Bank AG
Hellenic Republic	06/20/23	1.000%(Q)		300	28,224	27,598	626	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)		100	(2,334)	(2,474)	140	Bank of America, N.A.
Republic of Argentina	03/20/19	5.000%(Q)		200	(2,178)	(1,119)	(1,059)	HSBC Bank USA, N.A.
Republic of Italy	06/20/23	1.000%(Q)	EUR	250	6,084	3,599	2,485	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)		575	3,107	8,273	(5,166)	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		100	541	1,615	(1,074)	Citibank, N.A.
Republic of Italy	06/20/28	1.000%(Q)	EUR	125	10,373	7,765	2,608	Barclays Bank PLC
Republic of Turkey	06/20/19	1.000%(Q)		500	230	15,937	(15,707)	BNP Paribas

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of Turkey	06/20/19	1.000%(Q)	200	$ 92	$ 5,789	$ (5,697)	BNP Paribas
Republic of Turkey	06/20/19	1.000%(Q)	100	46	2,330	(2,284)	BNP Paribas
				$44,783	$79,580	$(34,797)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Federal Republic of Brazil	12/20/20	1.000%(Q)	500	0.941%	$ 1,140	$ (64,528)	$ 65,668	Deutsche Bank AG
Generalitat de Cataluna	12/20/22	1.000%(Q)	230	2.508%	(11,749)	(34,322)	22,573	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	300	3.867%	(32,032)	(31,312)	(720)	Bank of America, N.A.
Kingdom of Belgium	12/20/25	1.000%(Q)	1,000	0.368%	40,977	24,532	16,445	JPMorgan Chase Bank, N.A.
Kingdom of Belgium	12/20/25	1.000%(Q)	500	0.368%	20,489	14,623	5,866	JPMorgan Chase Bank, N.A.
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	250	0.575%	3,258	(5,095)	8,353	Barclays Bank PLC
Kingdom of Spain	12/20/20	1.000%(Q)	250	0.383%	3,153	2,159	994	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/22	1.000%(Q)	700	0.578%	10,386	6,571	3,815	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	1,050	0.697%	14,354	11,114	3,240	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.697%	1,367	1,515	(148)	Bank of America, N.A.
Kingdom of Spain	12/20/25	1.000%(Q)	750	0.939%	3,691	(16,633)	20,324	JPMorgan Chase Bank, N.A.
Oriental Republic of Uruguay	06/20/20	1.000%(Q)	250	1.361%	(925)	(1,619)	694	Citibank, N.A.
People’s Republic of China	12/20/20	1.000%(Q)	750	0.204%	11,957	(403)	12,360	JPMorgan Chase Bank, N.A.
Republic of Chile	12/20/20	1.000%(Q)	500	0.188%	8,127	(2,453)	10,580	Deutsche Bank AG
Republic of Colombia	12/20/20	1.000%(Q)	500	0.609%	4,207	(22,421)	26,628	Deutsche Bank AG

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Hungary	12/20/20	1.000%(Q)	750	0.274%	$ 10,988	$ (21,884)	$ 32,872	Barclays Bank PLC
Republic of Indonesia	12/20/20	1.000%(Q)	250	0.466%	2,764	(13,020)	15,784	Deutsche Bank AG
Republic of Indonesia	06/20/23	1.000%(Q)	545	1.024%	116	(3,446)	3,562	Citibank, N.A.
Republic of Ireland	12/20/25	1.000%(Q)	500	0.508%	15,985	10,093	5,892	Barclays Bank PLC
Republic of Ireland	12/20/25	1.000%(Q)	500	0.508%	15,985	8,689	7,296	JPMorgan Chase Bank, N.A.
Republic of Ireland	12/20/26	1.000%(Q)	200	0.558%	6,461	(192)	6,653	JPMorgan Chase Bank, N.A.
Republic of Israel	12/20/20	1.000%(Q)	250	0.283%	3,621	3,054	567	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/20	1.000%(Q)	250	1.201%	(619)	93	(712)	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	575	1.929%	(20,496)	(30,018)	9,522	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	100	1.929%	(3,565)	(5,384)	1,819	Citibank, N.A.
Republic of Italy	12/20/25	1.000%(Q)	750	2.260%	(53,443)	(28,906)	(24,537)	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/25	1.000%(Q)	500	2.260%	(35,629)	(19,746)	(15,883)	JPMorgan Chase Bank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	230	0.680%	3,326	—	3,326	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	100	0.435%	1,958	852	1,106	Citibank, N.A.
Republic of Peru	12/20/20	1.000%(Q)	500	0.276%	7,305	(14,571)	21,876	Deutsche Bank AG
Republic of Philippines	12/20/20	1.000%(Q)	750	0.288%	10,790	(42)	10,832	JPMorgan Chase Bank, N.A.
Republic of Portgual	06/20/22	1.000%(Q)	1,400	0.675%	16,366	(38,556)	54,922	Citibank, N.A.
Republic of Portugal	06/20/23	1.000%(Q)	1,290	0.809%	11,658	(4,894)	16,552	Goldman Sachs International
Republic of South Africa	12/20/20	1.000%(Q)	375	1.006%	406	(25,728)	26,134	JPMorgan Chase Bank, N.A.
Republic of South Africa	12/20/23	1.000%(Q)	250	1.766%	(8,213)	(13,785)	5,572	Bank of America, N.A.
Republic of Turkey	12/20/20	1.000%(Q)	625	2.098%	(11,709)	(39,564)	27,855	Deutsche Bank AG

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Turkey	06/20/23	1.000%(Q)	500	2.889%	$(36,314)	$ (70,394)	$ 34,080	BNP Paribas
Republic of Turkey	06/20/23	1.000%(Q)	200	2.889%	(14,525)	(27,458)	12,933	BNP Paribas
Republic of Turkey	06/20/23	1.000%(Q)	100	2.889%	(7,263)	(13,077)	5,814	BNP Paribas
Russian Federation	12/20/20	1.000%(Q)	375	0.822%	1,676	(26,388)	28,064	JPMorgan Chase Bank, N.A.
Russian Federation	12/20/21	1.000%(Q)	475	0.965%	1,033	(27,386)	28,419	Barclays Bank PLC
Russian Federation	06/20/23	1.000%(Q)	350	1.221%	(2,737)	(5,826)	3,089	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	50	1.221%	(391)	(996)	605	Morgan Stanley & Co. International PLC
Russian Federation	12/20/26	1.000%(Q)	350	1.694%	(15,956)	(31,899)	15,943	Citibank, N.A.
State of Illinois	12/20/22	1.000%(Q)	210	1.561%	(3,925)	(8,549)	4,624	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	200	2.128%	(10,924)	(13,998)	3,074	Goldman Sachs International
United Kingdom	12/20/23	1.000%(Q)	50	0.358%	1,534	1,425	109	Goldman Sachs International
United Mexican States	06/20/22	1.000%(Q)	1,000	1.021%	511	314	197	Citibank, N.A.
United Mexican States	12/20/23	1.000%(Q)	1,600	1.340%	(22,524)	(14,755)	(7,769)	Deutsche Bank AG
					$(57,350)	$(594,214)	$536,864

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at January 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.31.V1	12/20/28	1.000%(Q)		474	$ 8,777	$4,404	$(4,373)
iTraxx.EUR.28.V1	12/20/27	1.000%(Q)	EUR	424	(3,746)	1,179	4,925
					$ 5,031	$5,583	$ 552

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.30.V3	06/20/23	5.000%(Q)	176	3.235%	$12,999	$ 12,974	$ (25)
CDX.NA.HY.31.V3	12/20/23	5.000%(Q)	3,685	3.543%	70,069	244,942	174,873
					$83,068	$257,916	$174,848

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.EM.27.V2	06/20/22	1.000%(Q)	485	1.232%	$(3,011)	$(20,957)	$17,946	Citibank, N.A.
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2019:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
6,238	3 Month LIBOR(Q)	EUR	5,000	3 Month EURIBOR minus 34.5bps(Q)	Citibank, N.A.	02/20/20	$561,090	$—	$561,090
1,095	3 Month LIBOR(Q)	EUR	1,000	(0.214)%(Q)	JPMorgan Chase Bank, N.A.	11/05/20	(47,180)	—	(47,180)
698	3 Month LIBOR(Q)	EUR	650	(0.274)%(Q)	JPMorgan Chase Bank, N.A.	11/17/20	(44,030)	—	(44,030)
428	3 Month LIBOR(Q)	EUR	400	(0.279)%(Q)	JPMorgan Chase Bank, N.A.	11/18/20	(28,261)	—	(28,261)
247	3 Month LIBOR(Q)	EUR	220	(0.443)%(Q)	JPMorgan Chase Bank, N.A.	08/22/21	(2,822)	—	(2,822)
438	3 Month LIBOR(Q)	EUR	400	(0.108)%(Q)	JPMorgan Chase Bank, N.A.	11/06/21	(20,586)	—	(20,586)
537	3 Month LIBOR(Q)	EUR	500	(0.007)%(Q)	JPMorgan Chase Bank, N.A.	05/17/22	(37,046)	—	(37,046)
376	3 Month LIBOR(Q)	EUR	350	0.015%(Q)	JPMorgan Chase Bank, N.A.	11/17/22	(26,968)	—	(26,968)
1,095	3 Month LIBOR(Q)	EUR	1,000	0.339%(Q)	JPMorgan Chase Bank, N.A.	11/05/24	(71,018)	—	(71,018)
107	3 Month LIBOR(Q)	EUR	100	0.355%(Q)	JPMorgan Chase Bank, N.A.	05/17/25	(9,494)	—	(9,494)
107	3 Month LIBOR(Q)	EUR	100	0.425%(Q)	JPMorgan Chase Bank, N.A.	11/12/25	(10,017)	—	(10,017)
							$263,668	$—	$263,668

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward rate agreements outstanding at January 31, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
400	02/14/19	—(3)	—(3)	$ 148	$—	$ 148	Citigroup Global Markets, Inc.
2,100	02/26/19	—(4)	—(4)	175	—	175	Citigroup Global Markets, Inc.
690	07/16/19	2.180%(T)	CM MUNI 5 Year(1)(T)	(7,921)	—	(7,921)	Citibank, N.A.
690	07/16/19	3.145%(T)	CM MUNI 30 Year(2)(T)	(1,292)	—	(1,292)	Citibank, N.A.
				$(8,890)	$—	$(8,890)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays or receives payments based on CMM102 minus 7 Year CMT minus 1.402 % upon termination.
(4)	The Fund pays or receives payments based on CMM102 minus 7 Year CMT minus 1.378 % upon termination.

Inflation swap agreements outstanding at January 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	600	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(13,767)	$(13,767)
EUR	600	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	10,147	10,147
GBP	50	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	—	1,345	1,345
GBP	40	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(1,576)	(1,576)
	480	12/19/23	1.900%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(461)	(461)
	300	01/09/29	1.995%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	1,621	1,621
					$—	$ (2,691)	$ (2,691)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	1,330	01/31/24	2.180%(S)	6 Month BBSW(1)(S)	$ —	$ —	$ —
AUD	650	03/14/27	3.170%(S)	6 Month BBSW(2)(S)	—	30,571	30,571
AUD	470	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	190	20,298	20,108
BRL	1,587	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	38,919	38,919
BRL	3,103	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	117,515	117,515
BRL	888	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	40,998	40,998
BRL	244	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	17,486	17,486
CAD	1,250	12/10/23	2.480%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	(11,450)	(11,442)	8
CAD	190	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	(8,518)	(8,518)
CAD	170	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(4)	1,862	1,866
CAD	140	05/30/47	2.240%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	—	9,122	9,122
CAD	136	01/09/48	2.640%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	3	45	42
CHF	1,700	12/13/23	(0.185)%(A)	6 Month CHF LIBOR(2)(S)	3,751	11,288	7,537
CHF	350	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	1,694	1,694
CHF	380	10/05/37	—(3)	—(3)	—	1,134	1,134
COP	1,364,000	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	804	8,865	8,061
CZK	14,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	(16,899)	(16,899)
CZK	13,010	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	(17,497)	(17,497)
CZK	16,700	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(3,882)	(3,882)
CZK	7,145	04/27/27	1.300%(A)	6 Month PRIBOR(1)(S)	—	8,417	8,417
CZK	6,640	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	—	11,459	11,459
DKK	2,300	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	18,033	18,033

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	1,000	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	$ 4,643	$ (9,314)	$ (13,957)
EUR	400	06/29/22	0.219%(A)	6 Month EURIBOR(1)(S)	—	(4,686)	(4,686)
EUR	1,500	09/08/22	0.140%(A)	6 Month EURIBOR(1)(S)	—	(11,062)	(11,062)
EUR	1,510	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(31,460)	(52,974)	(21,514)
EUR	1,040	05/15/23	0.221%(A)	6 Month EURIBOR(2)(S)	—	8,771	8,771
EUR	1,258	05/15/23	0.224%(A)	1 Day EONIA(2)(A)	—	23,442	23,442
EUR	1,300	05/15/23	0.266%(A)	6 Month EURIBOR(2)(S)	—	15,420	15,420
EUR	1,140	08/15/23	0.390%(A)	6 Month EURIBOR(2)(S)	(1,343)	19,277	20,620
EUR	240	11/23/23	0.320%(A)	6 Month EURIBOR(1)(S)	(59)	(2,982)	(2,923)
EUR	275	05/11/24	0.396%(A)	6 Month EURIBOR(2)(S)	(5,045)	4,840	9,885
EUR	2,135	08/15/25	0.395%(A)	6 Month EURIBOR(1)(S)	—	(19,121)	(19,121)
EUR	90	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	442	(3,299)	(3,741)
EUR	220	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	913	(6,390)	(7,303)
EUR	280	06/29/27	0.835%(A)	6 Month EURIBOR(2)(S)	—	10,358	10,358
EUR	1,145	02/15/28	0.757%(A)	6 Month EURIBOR(2)(S)	—	20,044	20,044
EUR	270	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	8,558	(6,049)	(14,607)
EUR	120	03/02/31	0.825%(A)	6 Month EURIBOR(2)(S)	(4,617)	796	5,413
EUR	290	03/31/31	0.874%(A)	6 Month EURIBOR(2)(S)	(1,791)	4,601	6,392
EUR	235	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	1,950	12,303	10,353
EUR	100	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(3,146)	3,548	6,694
EUR	1,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	—	(16,371)	(16,371)
EUR	380	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	8,870	8,870

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	380	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	$ —	$ (8,743)	$ (8,743)
EUR	200	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	11,474	11,474
EUR	225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(5,476)	2,544	8,020
EUR	1,190	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	43,720	43,720
EUR	1,190	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	(287)	(42,179)	(41,892)
EUR	345	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	12,821	12,821
EUR	345	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(12,796)	(12,796)
EUR	95	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	5,066	(4,112)	(9,178)
EUR	195	07/04/42	1.001%(A)	6 Month EURIBOR(1)(S)	13,017	8,752	(4,265)
EUR	135	12/05/47	1.442%(A)	6 Month EURIBOR(1)(S)	—	(8,341)	(8,341)
EUR	450	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	19,357	19,357
EUR	450	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(19,088)	(19,088)
EUR	100	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	2,091	2,091
EUR	100	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(2,068)	(2,068)
EUR	770	01/07/49	1.475%(A)	3 Month EURIBOR(2)(Q)	—	6,375	6,375
EUR	770	01/07/49	1.484%(A)	6 Month EURIBOR(1)(S)	—	(6,246)	(6,246)
GBP	1,400	12/18/23	1.334%(S)	6 Month GBP LIBOR(2)(S)	5,285	8,273	2,988
GBP	295	05/15/24	0.963%(S)	6 Month GBP LIBOR(1)(S)	—	5,954	5,954
GBP	410	05/08/28	1.100%(S)	6 Month GBP LIBOR(2)(S)	(19,489)	(13,656)	5,833
HUF	202,800	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(349)	8,873	9,222
HUF	100,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	(19,200)	12,022	31,222
HUF	257,045	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	35,111	35,111

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	756,490	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	$ —	$ (2,412)	$ (2,412)
JPY	191,720	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(68)	(68)
JPY	115,675	12/03/23	0.050%(S)	6 Month JPY LIBOR(1)(S)	(1,027)	(2,897)	(1,870)
JPY	90,000	04/06/32	0.484%(S)	6 Month JPY LIBOR(2)(S)	—	23,435	23,435
JPY	14,600	09/21/32	0.463%(S)	6 Month JPY LIBOR(2)(S)	—	3,221	3,221
JPY	26,000	02/28/37	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	10,346	10,346
JPY	13,000	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	6,229	6,229
KRW	1,800,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	(116)	(116)
KRW	719,800	01/07/24	1.685%(Q)	3 Month KWCDC(1)(Q)	—	36	36
KRW	380,000	09/10/28	2.043%(Q)	3 Month KWCDC(1)(Q)	780	(7,182)	(7,962)
MXN	9,860	06/30/28	8.065%(M)	28 Day Mexican Interbank Rate(2)(M)	3	(14,155)	(14,158)
NOK	16,000	11/28/23	1.915%(A)	6 Month NIBOR(2)(S)	6,911	12,401	5,490
NOK	3,400	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	—	9,827	9,827
NZD	250	05/01/20	3.628%(S)	3 Month BBR(2)(Q)	7,044	4,376	(2,668)
NZD	100	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	2,342	2,342
NZD	1,260	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	—	61,502	61,502
NZD	100	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	2,105	5,363	3,258
NZD	220	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	6,161	6,161
PLN	2,000	05/24/23	2.520%(A)	6 Month WIBOR(2)(S)	—	20,634	20,634
PLN	2,890	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	16,583	16,583
PLN	2,325	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	17,789	17,789

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	550	01/21/26	2.500%(A)	6 Month WIBOR(2)(S)	$ 1,944	$ 3,415	$ 1,471
PLN	1,610	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(35,698)	(35,698)
PLN	550	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	10,237	10,237
PLN	1,263	11/13/28	2.998%(A)	6 Month WIBOR(1)(S)	—	(20,903)	(20,903)
SEK	2,500	04/12/22	0.270%(A)	3 Month STIBOR(2)(Q)	—	1,196	1,196
SEK	8,300	09/12/23	0.497%(A)	3 Month STIBOR(2)(Q)	(6,336)	6,834	13,170
SEK	4,000	03/15/24	0.840%(A)	3 Month STIBOR(2)(Q)	—	12,261	12,261
SEK	2,300	11/12/25	1.431%(A)	3 Month STIBOR(2)(Q)	—	13,973	13,973
SEK	265	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	—	646	646
SEK	930	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	—	2,258	2,258
SGD	920	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	(1,437)	(1,437)
SGD	490	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	6,359	6,359
	5,880	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	10,279	10,279
	2,190	05/11/19	1.613%(S)	3 Month LIBOR(1)(Q)	7,161	10,408	3,247
	1,505	06/30/19	1.479%(A)	1 Day USOIS(1)(A)	—	11,949	11,949
	2,365	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(932)	18,183	19,115
	1,750	08/04/19	1.372%(A)	1 Day USOIS(1)(A)	(1,396)	16,579	17,975
	1,400	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	14,990	14,990
	4,890	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	1,378	32,827	31,449
	7,880	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	7,549	44,517	36,968
	5,295	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	1,307	24,138	22,831
	2,000	03/09/20	2.157%(A)	1 Day USOIS(1)(A)	—	2,668	2,668
	1,450	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	—	(1,679)	(1,679)
	1,930	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	(2,205)	(2,205)
	34,485	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	532,637	432,398	(100,239)
	3,550	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	(81)	(5,957)	(5,876)
	3,760	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	—	(67,031)	(67,031)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
4,002	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	$ —	$ (61,687)	$ (61,687)
955	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	2,149	(14,611)	(16,760)
1,370	11/22/21	1.792%(S)	3 Month LIBOR(2)(Q)	—	(30,332)	(30,332)
1,300	05/11/22	1.982%(S)	3 Month LIBOR(2)(Q)	(32,236)	(23,578)	8,658
2,000	06/16/22	—(4)	—(4)	—	(3,646)	(3,646)
4,890	05/11/23	2.000%(S)	3 Month LIBOR(2)(Q)	(155,615)	(107,851)	47,764
680	05/21/23	2.215%(S)	3 Month LIBOR(2)(Q)	—	(9,095)	(9,095)
750	08/28/23	2.842%(S)	3 Month LIBOR(1)(Q)	—	(15,810)	(15,810)
4,480	11/23/23	3.016%(S)	3 Month LIBOR(1)(Q)	(24,405)	(102,547)	(78,142)
1,470	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	22,799	18,129
850	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	169	11,531	11,362
1,095	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(1,623)	13,130	14,753
1,585	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(23,555)	31,569	55,124
610	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	2,767	18,185	15,418
760	07/17/24	2.926%(S)	3 Month LIBOR(2)(Q)	—	14,327	14,327
870	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	12,785	12,785
7,500	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	27,668	109,509	81,841
985	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	1,791	14,072	12,281
475	09/01/24	1.972%(S)	3 Month LIBOR(2)(Q)	—	(11,971)	(11,971)
2,955	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	11,272	35,192	23,920
590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(8,539)	(8,539)
5,232	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(3,471)	(139,174)	(135,703)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,293	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	$ —	$ (42,860)	$ (42,860)
1,000	11/06/25	2.116%(S)	3 Month LIBOR(1)(Q)	—	29,290	29,290
657	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	9,056	24,043	14,987
525	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	2,544	15,882	13,338
265	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	6,286	6,286
395	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(181)	6,002	6,183
1,395	05/11/27	2.305%(S)	3 Month LIBOR(2)(Q)	(14,631)	(32,314)	(17,683)
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	6,331	6,331
2,115	05/11/28	2.000%(S)	3 Month LIBOR(2)(Q)	(183,308)	(114,175)	69,133
360	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	—	6,692	6,692
4,899	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(76,506)	(103,027)	(26,521)
2,429	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(10,144)	(38,593)	(28,449)
500	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(16,951)	(16,951)
190	10/16/33	2.890%(S)	3 Month LIBOR(2)(Q)	—	51	51
800	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(5,647)	(44,969)	(39,322)
240	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	9,736	9,736
1,165	05/11/38	2.200%(S)	3 Month LIBOR(1)(Q)	160,573	106,091	(54,482)
325	05/11/42	2.562%(S)	3 Month LIBOR(2)(Q)	141	(13,708)	(13,849)
170	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(7,397)	(7,397)
85	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	19,140	19,140
55	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	2,597	2,597
50	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	1,816	1,816
770	05/11/48	2.300%(S)	3 Month LIBOR(1)(Q)	113,717	80,411	(33,306)
180	08/28/48	2.915%(S)	3 Month LIBOR(2)(Q)	—	5,225	5,225

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	170	07/17/49	2.914%(S)	3 Month LIBOR(1)(Q)	$ —	$ (3,928)	$ (3,928)
ZAR	5,200	05/05/25	7.940%(Q)	3 Month JIBAR(2)(Q)	(13,294)	7,930	21,224
ZAR	4,100	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(81)	10,760	10,841
ZAR	6,760	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	(24)	(1,126)	(1,102)
ZAR	4,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(35)	6,041	6,076
					$ 291,714	$ 733,782	$ 442,068

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	220,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	$ 6,835	$ —	$ 6,835	Morgan Stanley & Co. International PLC
CLP	140,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	3,906	—	3,906	Morgan Stanley & Co. International PLC
CLP	62,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	1,914	—	1,914	Morgan Stanley & Co. International PLC
CLP	101,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	2,670	—	2,670	Morgan Stanley & Co. International PLC
CLP	56,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	2,069	—	2,069	Citibank, N.A.
CNH	2,000	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	4,829	(4)	4,833	UBS AG
COP	1,600,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	6,810	—	6,810	Morgan Stanley & Co. International PLC
COP	405,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	1,885	—	1,885	Morgan Stanley & Co. International PLC
COP	509,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	1,886	—	1,886	Morgan Stanley & Co. International PLC
COP	500,000	05/17/28	5.990%(Q)	1 Day COOIS(2)(Q)	1,943	—	1,943	Citibank, N.A.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ILS	700	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	$ 5,234	$ —	$ 5,234	Citibank, N.A.
ILS	350	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	511	—	511	Barclays Bank PLC
ILS	1,340	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	19,624	—	19,624	Citibank, N.A.
ILS	950	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	7,012	—	7,012	JPMorgan Chase Bank, N.A.
SAR	2,000	01/20/22	3.155%(A)	3 Month SAIBOR(1)(Q)	(1,202)	—	(1,202)	Morgan Stanley & Co. International PLC
SAR	2,300	11/08/22	3.090%(A)	3 Month SAIBOR(1)(Q)	1,578	—	1,578	BNP Paribas
ZAR	1,060	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(3,428)	(36)	(3,392)	Deutsche Bank AG
ZAR	7,000	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(9,862)	(69)	(9,793)	Deutsche Bank AG
ZAR	1,000	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	3,670	34	3,636	Deutsche Bank AG
ZAR	6,575	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	10,011	56	9,955	Deutsche Bank AG
					$67,895	$(19)	$67,914

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month CHF LIBOR plus 1.75 bps quarterly and receives the floating rate of 6 Month CHF LIBOR semiannually.
(4)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 22.375 bps quarterly.
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$1,265,000	$—
J.P. Morgan Securities LLC.	439,870	—
Total	$1,704,870	$—
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Cayman Islands	$ —	$ 493,434	$ —
Ireland	—	285,708	—
Spain	—	677,931	—
United States	—	726,476	193,536
Bank Loans
United States	—	199,260	99,000
Commercial Mortgage-Backed Security
United States	—	228,413	—
Corporate Bonds
Canada	—	792,030	—
China	—	461,606	—
France	—	117,597	—
Germany	—	105,179	—
Hungary	—	52,103	—
Indonesia	—	260,625	—
Italy	—	815,305	—
Kazakhstan	—	102,750	—
Luxembourg	—	118,129	—
Mexico	—	554,929	—
Netherlands	—	859,488	—
Peru	—	199,578	—
Romania	—	220,879	—
Russia	—	136,829	—
South Africa	—	320,755	—
Spain	—	363,546	—
Sweden	—	95,029	—
Switzerland	—	617,646	—
United Kingdom	—	809,650	—
United States	—	7,570,983	84,375
Residential Mortgage-Backed Securities
Cayman Islands	—	76,131	—
United States	—	1,214,146	150,000
Sovereign Bonds
Argentina	—	1,042,641	—
Brazil	—	1,166,768	—
Colombia	—	207,950	—
Croatia	—	330,005	—
Cyprus	—	1,138,287	—
Dominican Republic	—	238,280	—
Egypt	—	193,935	—
Greece	—	2,193,434	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Indonesia	$ —	$ 926,869	$ —
Iraq	—	199,392	—
Italy	—	48,989	—
Kazakhstan	—	248,564	—
Malaysia	—	247,582	—
Portugal	—	1,331,735	—
Saudi Arabia	—	194,676	—
Senegal	—	109,492	—
Spain	—	388,955	—
Turkey	—	150,706	—

U.S. Treasury Obligation	—	112,987	—
Affiliated Mutual Funds	2,715,971	—	—
Options Purchased	—	3,749,863	—
Options Written	—	(3,646,649)	(1,526)
Other Financial Instruments*
Futures Contracts	248,665	—	—
OTC Forward Foreign Currency Exchange Contracts	—	378,939	—
OTC Cross Currency Exchange Contracts	—	283,532	—
Centrally Cleared Credit Default Swap Agreements	—	175,400	—
OTC Credit Default Swap Agreements	—	(15,578)	—
OTC Currency Swap Agreements	—	263,668	—
OTC Forward Rate Agreements	—	—	(8,890)
Centrally Cleared Inflation Swap Agreements	—	(2,691)	—
Centrally Cleared Interest Rate Swap Agreements	—	442,068	—
OTC Interest Rate Swap Agreements	—	67,895	—
Total	$2,964,636	$30,643,829	$516,495

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:
	Asset-Backed Securities	Bank Loans	Corporate Bonds	Residential Mortgage-Backed Securities
Balance as of 10/31/18	$ —	$ —	$ —	$ —
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(3,271)	(750)	17,207	—
Purchases/Exchanges/Issuances	200,000	99,750	65,295	150,000
Sales/Paydowns	(3,193)	—	—	—
Accrued discount/premium	—	—	1,873	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Asset-Backed Securities	Bank Loans	Corporate Bonds	Residential Mortgage-Backed Securities
Transfers into of Level 3	$ —	$ —	$ —	$ —
Transfers out of Level 3	—	—	—	—
Balance as of 01/31/19	$193,536	$99,000	$84,375	$150,000
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ (3,271)	$ (750)	$17,207	$ —

	Options Written	Forward Rate Agreements
Balance as of 10/31/18	$ (128)	$(7,350)
Realized gain (loss)	—	(5,145)
Change in unrealized appreciation (depreciation)	(1,398)	(5,557)
Purchases/Exchanges/Issuances	—	—
Sales/Paydowns	—	9,162
Accrued discount/premium	—	—
Transfers into of Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 01/31/19	$(1,526)	$(8,890)
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(1,398)	$(5,557)
Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:
Level 3 Securities	Fair Value as of January 31, 2019	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities	$193,536	Market Approach	Single Broker Indicative Quote
Bank Loans	99,000	Market Approach	Single Broker Indicative Quote
Corporate Bonds	84,375	Formula Pricing	Single Broker Indicative Quote
Residential Mortgage-Backed
Securities	150,000	Market Approach	Single Broker Indicative Quote
Options Written	(1,526)	Market Approach	Single Broker Indicative Quote
Forward Rate Agreements	(8,890)	Market Approach	Single Broker Indicative Quote
	$516,495
Industry Classification:
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2019 were as follows:
Sovereign Bonds	29.4%
Options Purchased	10.6
Banks	7.9%

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Industry Classification (continued):
Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	7.7%
Residential Mortgage-Backed Securities	7.2
Oil & Gas	4.2
Electric	2.8
Media	2.6
Commercial Services	2.4
Collateralized Loan Obligations	2.2
Telecommunications	1.9
Retail	1.8
Home Builders	1.8
Chemicals	1.6
Insurance	1.4
Real Estate Investment Trusts (REITs)	1.3
Entertainment	1.2
Diversified Financial Services	1.0
Consumer Loans	0.9
Software	0.8
Packaging & Containers	0.8
Healthcare-Services	0.7
Commercial Mortgage-Backed Security	0.7
Pharmaceuticals	0.6
Lodging	0.6
Building Materials	0.5
Engineering & Construction	0.5
Foods	0.5%
Student Loan	0.5
Pipelines	0.5
Aerospace & Defense	0.5
Miscellaneous Manufacturing	0.5
Iron/Steel	0.5
Transportation	0.4
Biotechnology	0.4
Apparel	0.4
Mining	0.3
Auto Parts & Equipment	0.3
Forest Products & Paper	0.3
Healthcare-Products	0.3
Internet	0.3
U.S. Treasury Obligation	0.3
Computers	0.3
Real Estate	0.3
Home Furnishings	0.2
101.9
Options Written	(10.3)
Other assets in excess of liabilities	8.4
100.0%

PGIM Real Assets Fund
Consolidated Schedule of Investments as of January 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 77.7%
Affiliated Mutual Funds 49.0%
PGIM Global Real Estate Fund (Class R6)	1,499,627	$ 36,620,882
PGIM Jennison Global Infrastructure Fund (Class R6)	1,051,631	13,597,591
PGIM Jennison MLP Fund (Class R6)	1,464,001	9,940,568
PGIM Jennison Natural Resources Fund (Class R6)	168,273	5,539,563
Total Affiliated Mutual Funds (cost $63,035,113)(w)		65,698,604

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations 28.7%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/20	1,491	1,470,993
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/21	718	705,887
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	4,109	4,033,957
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/22	73	71,022
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	3,200	3,126,768
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	07/15/24	409	397,627
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	2,810	2,733,285
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	07/15/23	709	702,355
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	360	349,049
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	07/15/27	721	700,110
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	07/15/21	621	620,847
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	1,426	1,421,912
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	1,851	1,836,108
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	225	202,779
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	184	171,856
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	1,113	1,026,565
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	251	237,391
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	649	634,380
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	670	654,472
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	2,385	2,398,056
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	01/15/20	618	618,706
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	1,298	1,378,773
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	836	904,723
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	1,587	1,722,152
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	443	533,799
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	150	181,172
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	2,808	3,080,389
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	1,300	1,460,382
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	1,280	1,486,339
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	107	139,968

PGIM Real Assets Fund
Consolidated Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625%	04/15/28	1,005	$ 1,254,820
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875	04/15/29	1,656	2,146,773
Total U.S. Treasury Obligations (cost $38,614,425)				38,403,415

Total Long-Term Investments (cost $101,649,538)				104,102,019

	Shares
Short-Term Investments 22.4%
Affiliated Mutual Fund 0.8%
PGIM Core Ultra Short Bond Fund (cost $1,147,521)(w)	1,147,521	1,147,521
Unaffiliated Fund 11.6%
Dreyfus Treasury Securities Cash Management (cost $15,541,724)(bb)	15,541,724	15,541,724

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(bb)(k)(n) 10.0%
U.S. Treasury Bills	2.308%	03/21/19	100	99,686
U.S. Treasury Bills	2.349	03/21/19	400	398,747
U.S. Treasury Bills	2.349	03/21/19	3,550	3,538,877
U.S. Treasury Bills	2.355	03/21/19	9,350	9,320,703

Total U.S. Treasury Obligations (cost $13,358,205)				13,358,013

Total Short-Term Investments (cost $30,047,450)				30,047,258

TOTAL INVESTMENTS 100.1% (cost $131,696,988)				134,149,277
Liabilities in excess of other assets(z) (0.1)%				(179,426)

Net Assets 100.0%				$ 133,969,851

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

PGIM Real Assets Fund
Consolidated Schedule of Investments as of January 31, 2019 (unaudited) (continued)
(bb)	Represents security held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Commodity Futures contracts outstanding at January 31, 2019(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions:
26	Brent Crude	May 2019	$1,584,180	$ (2,484)
9	Coffee ’C’	Mar. 2019	357,413	(16,469)
26	Copper	Mar. 2019	1,809,925	19,062
76	Corn	Mar. 2019	1,430,700	(7,075)
8	Gasoline RBOB	Mar. 2019	462,874	(7,923)
73	Gold 100 OZ	Apr. 2019	9,673,960	202,770
10	Hard Red Winter Wheat	Mar. 2019	249,500	600
7	Lean Hogs	Feb. 2019	157,500	(26,860)
16	Live Cattle	Apr. 2019	808,320	(11,810)
10	LME Nickel	Mar. 2019	746,790	72,180
17	LME PRI Aluminum	Mar. 2019	812,387	10,250
11	LME Zinc	Mar. 2019	753,087	64,613
10	Low Sulphur Gas Oil	Mar. 2019	582,250	18,925
64	Natural Gas	Mar. 2019	1,800,960	(460,113)
26	No. 2 Soft Red Winter Wheat	Mar. 2019	671,450	(32)
9	NY Harbor ULSD	Mar. 2019	709,657	(2,108)
10	Silver	Mar. 2019	803,600	74,200
22	Soybean	Mar. 2019	1,006,775	(5,575)
22	Soybean Meal	Mar. 2019	682,000	(10,400)
21	Soybean Oil	Mar. 2019	380,142	20,425
43	Sugar #11 (World)	Mar. 2019	613,077	8,165
37	WTI Crude	Mar. 2019	1,990,230	159,350
				$ 99,691

(1)    Represents positions held in the Cayman Subsidiary.

PGIM Real Assets Fund
Consolidated Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse Securities (USA) LLC	$—	$3,638,563
Morgan Stanley & Co. LLC	—	398,747
Total	$—	$4,037,310
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$66,846,125	$ —	$—
U.S. Treasury Obligations	—	51,761,428	—
Unaffiliated Fund	15,541,724	—	—
Other Financial Instruments*
Commodity Futures Contracts	99,691	—	—
Total	$82,487,540	$51,761,428	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Glossary
The following abbreviations are used in the quarterly schedule of portfolio holdings:
ARS—Argentine Peso
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EGP—Egyptian Pound
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BROIS—Brazil Overnight Index Swap
BTP—Buoni del Tesoro Poliennali
BUBOR—Budapest Interbank Offered Rate
CIBOR—Copenhagen Interbank Offered Rate
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMS—Constant Maturity Swap
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
HICP—Harmonised Index of Consumer Prices
JIBAR—Johannesburg Interbank Agreed Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LME—London Metal Exchange
M—Monthly payment frequency for swaps
MLP—Master Limited Partnership
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
NSA—Non-Seasonally Adjusted
OTC—Over-the-counter
PIK—Payment-in-Kind
PRI—Primary Rate Interface
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
S—Semiannual payment frequency for swaps
SAIBOR—Saudi Arabian Interbank Offered Rate
SIBOR—Singapore Interbank Offered Rate
STACR—Structured Agency Credit Risk
STIBOR—Stockholm Interbank Offered Rate

T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
TIPS—Treasury Inflation-Protected Securities
ULSD—Ultra-Low Sulfur Diesel
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate
WTI—West Texas Intermediate

Effective February 12, 2019, PGIM Global Absolute Return Bond Fund’s name was changed to PGIM Global Dynamic Bond Fund.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
The PGIM Real Assets Fund wholly owns and controls the PGIM Real Assets Subsidiary, Ltd., (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act, as amended. In valuing its investments, the Subsidiary follows the same valuation policies as the PGIM Real Assets Fund as described above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date	March 14, 2019

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	March 14, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date	March 14, 2019

* Print the name and title of each signing officer under his or her signature.